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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the six months ended November 30, 2006. These three series have a May 31 fiscal year end.

Date of reporting period: November 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Semiannual Report
as of November 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer Subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

JANUARY 2007

Dear Shareholder:

We are pleased to provide the semiannual report for the Evergreen Market Index Funds, covering the six-month period ending November 30, 2006.

The domestic capital markets, both equity and fixed-income, generated positive returns during the period amid rising confidence in the durability of the economic expansion. Investors were encouraged by steady economic growth, firm corporate profit trends, and the receding of energy and commodity prices. The favorable climate in the capital markets over most of the six months contrasted with the environment at the start of the period, which was characterized by considerable uneasiness. Investors, anxious after months of rapidly rising oil and commodity prices, had grown increasingly fearful that the Federal Reserve Board (“Fed”) might continue to raise short-term interest rates and slow the economy. However, oil and commodity prices soon began to relax and investors became more comfortable with risk, especially after the Fed paused in its cycle of credit tightening, leaving the fed funds rate unchanged at its last four meetings in 2006. Throughout the period, however, investors remained alert for signs of trouble in the economy, searching for evidence of spreading weakness.

While the economic expansion continued through the six months, some evidence appeared that the rate of growth was decelerating. Indeed, the rate of growth of Gross Domestic Product had moderated to 2.0% in the third quarter of 2006. The weakening was most notable in the housing and automotive industries. However, brisk growth in personal consumption and business investment kept demand growing consistent with long-term historical averages, and little evidence appeared that the problems in the housing and automotive areas were spreading to the general economy. The easing of energy prices as the period progressed appeared to give a particular boost to consumer confidence and raised hopes that inflationary pressures were stalling. Despite these factors, members of the Fed continued to warn that that they intended to remain vigilant against any signs of a resurgence of price pressures.

Against a backdrop in which corporate earnings repeatedly surpassed expectations, the domestic equity market staged a brisk rally over the final five months of the period, with value stocks continuing to maintain a performance edge over growth stocks. In managing the Market Index Funds, Evergreen’s investment professionals implemented strategies intended to produce results consistent with underlying stock market indexes. The Evergreen Market Index Fund, for example, is intended to reflect the results of the Standard & Poor’s 500 Index, a benchmark for the overall stock market. In contrast, the Evergreen Market Index Growth Fund is designed to reflect the performance of the Russell 1000 Growth Index, a barometer for large-cap growth stock performance, while the Evergreen Market Index Value Fund is intended to be in line with the Russell 1000 Value Index, which reflects the performance of large-cap value stocks.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to domestic equities, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

• The Funds’ prospectus has been amended to make the following change to the Funds’ short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Funds, the Funds’ Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm- approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on each Fund’s ability to detect and prevent short-term trading. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with each Fund, the Funds may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. The Funds may be unable to compel financial intermediaries to apply the Funds’ short-term trading policy described above. Each Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Funds will use reasonable diligence to confirm that such intermediary is applying the Funds’ short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Funds’ trading restrictions may occur despite each Fund's efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Funds’ prospectus are eliminated.

Market Index Fund
FUND AT A GLANCE
as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	11.31%
Average annual return
1-year	14.15%
Since portfolio inception	13.91%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing

All data is as of November 30, 2006, and subject to change.

Market Index Growth Fund
FUND AT A GLANCE
as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	9.30%
Average annual return
1-year	8.38%
Since portfolio inception	11.00%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2006, and subject to change.

Market Index Value Fund
FUND AT A GLANCE
as of November 30, 2006

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	12.89%
Average annual return
1-year	20.23%
Since portfolio inception	17.79%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2006, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*
Actual
Class I	$1,000.00	$1,113.10	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE DISCLOSURE

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*
Actual
Class I	$1,000.00	$1,093.01	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE DISCLOSURE

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2006	11/30/2006	Period*
Actual
Class I	$1,000.00	$1,128.89	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.50	$13.81	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.14	0.27[2]	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	1.50	0.91	0.76	1.83	0.94

Total from investment operations	1.64	1.18	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	0	(0.32)	(0.20)	(0.06)	(0.04)
Net realized gains	0	(0.17)	(0.02)	0	0

Total distributions to shareholders	0	(0.49)	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$16.14	$14.50	$13.81	$12.97	$11.02

Total return	11.31%	8.56%	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$452,574	$406,581	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements but	3				3
excluding expense reductions	0.03%	0.03%	0.03%	0.02%	0.02%
Expenses excluding waivers/reimbursements	3				3
and expense reductions	0.47%	0.46%	0.46%	0.45%	0.48%
Net investment income (loss)	1.90%[3]	1.90%	2.08%	1.70%	1.84%[3]
Portfolio turnover rate	2%	6%	6%	2%	3%

[1]	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2006
	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$13.44	$12.99	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.08	0.18	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	1.17	0.62	0.27	1.83	0.81

Total from investment operations	1.25	0.80	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	0	(0.15)	(0.12)	(0.04)	(0.02)
Net realized gains	0	(0.20)	(0.08)	0	0

Total distributions to shareholders	0	(0.35)	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$14.69	$13.44	$12.99	$12.77	$10.86

Total return	9.30%	6.11%	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$788,747	$721,771	$854,566	$678,560	$529,545
Ratios to average net assets
Expenses including waivers/reimbursements but	3				3
excluding expense reductions	0.03%	0.03%	0.03%	0.02%	0.02%
Expenses excluding waivers/reimbursements	3				3
and expense reductions	0.46%	0.46%	0.46%	0.45%	0.48%
Net investment income (loss)	1.17%[3]	1.12%	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	15%	25%	15%	9%	2%

[1]	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2006
	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$15.75	$14.83	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.21	0.64	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	1.82	1.18	1.69	1.91	1.03

Total from investment operations	2.03	1.82	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	0	(0.34)	(0.28)	(0.10)	(0.04)
Net realized gains	0	(0.56)	(0.16)	0	0

Total distributions to shareholders	0	(0.90)	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$17.78	$15.75	$14.83	$13.23	$11.14

Total return	12.89%	12.53%	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$570,836	$505,681	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%[2]	0.03%	0.03%	0.02%	0.02%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.47%[2]	0.46%	0.45%	0.46%	0.47%[2]
Net investment income (loss)	2.52%[2]	2.63%	2.54%	2.41%	2.67%[2]
Portfolio turnover rate	15%	27%	16%	10%	5%

[1] For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2] Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund

November 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 10.3%
Auto Components 0.1%
Goodyear Tire & Rubber Co. * Þ	6,316	$ 106,425
Johnson Controls, Inc.	6,966	566,545

		672,970

Automobiles 0.4%
Ford Motor Co.	67,005	544,751
General Motors Corp. Þ	20,148	588,926
Harley-Davidson, Inc.	9,341	689,086

		1,822,763

Distributors 0.1%
Genuine Parts Co.	6,102	286,123

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	4,985	193,368
H&R Block, Inc.	11,459	275,016

		468,384

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	15,851	776,540
Darden Restaurants, Inc.	5,204	208,941
Harrah's Entertainment, Inc.	6,619	520,915
Hilton Hotels Corp.	13,742	451,150
International Game Technology	12,090	529,300
Marriott International, Inc., Class A	12,240	552,636
McDonald's Corp.	43,684	1,833,417
Starbucks Corp. *	26,932	950,430
Starwood Hotels & Resorts Worldwide, Inc.	7,759	497,895
Wendy's International, Inc.	3,393	110,510
Wyndham Worldwide Corp.	7,137	226,528
Yum! Brands, Inc.	9,644	590,116

		7,248,378

Household Durables 0.6%
Black & Decker Corp.	2,423	208,087
Centex Corp.	4,222	233,645
D.R. Horton, Inc.	9,704	258,515
Fortune Brands, Inc.	5,373	434,676
Harman International Industries, Inc.	2,322	241,116
KB Home	2,797	144,577
Leggett & Platt, Inc.	6,435	153,024
Lennar Corp., Class A	4,930	258,825
Newell Rubbermaid, Inc.	9,864	281,025
Pulte Homes, Inc.	7,540	254,400
Snap-On, Inc.	2,068	98,230
Stanley Works	2,883	147,091
Whirlpool Corp.	2,786	237,646

		2,950,857

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	11,193	451,526

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

IAC/InterActiveCorp. *	7,944	$ 289,710

		741,236

Leisure Equipment & Products 0.2%
Brunswick Corp.	3,303	106,918
Eastman Kodak Co. Þ	10,232	266,237
Hasbro, Inc.	5,827	155,872
Mattel, Inc.	13,465	295,557

		824,584

Media 3.4%
CBS Corp., Class B	27,808	827,288
Clear Channel Communications, Inc.	17,679	621,594
Comcast Corp., Class A *	74,549	3,016,253
Dow Jones & Co., Inc. Þ	2,315	83,548
E.W. Scripps Co., Class A	2,968	145,016
Gannett Co., Inc.	8,420	501,158
Interpublic Group of Cos. *	15,702	187,953
McGraw-Hill Cos.	12,535	835,458
Meredith Corp.	1,387	75,037
New York Times Co., Class A Þ	5,147	124,249
News Corp., Class A	83,237	1,714,682
Omnicom Group, Inc.	6,120	625,219
Time Warner, Inc.	144,872	2,917,722
Tribune Co. Þ	6,791	215,954
Univision Communications, Inc., Class A *	8,937	318,068
Viacom, Inc., Class B *	25,272	947,953
Walt Disney Co.	74,454	2,460,705

		15,617,857

Multi-line Retail 1.2%
Big Lots, Inc. *	3,878	86,518
Dillard's, Inc., Class A	2,154	76,618
Dollar General Corp.	11,112	172,680
Family Dollar Stores, Inc.	5,401	150,634
Federated Department Stores, Inc.	19,362	814,947
J.C. Penney Co., Inc.	7,987	617,715
Kohl's Corp. *	11,662	811,675
Nordstrom, Inc.	8,136	398,827
Sears Holdings Corp. *	2,963	507,917
Target Corp.	30,588	1,776,857

		5,414,388

Specialty Retail 2.0%
AutoNation, Inc. *	5,463	112,592
AutoZone, Inc. *	1,879	213,473
Bed, Bath & Beyond, Inc. *	10,053	389,554
Best Buy Co., Inc.	14,483	796,131
Circuit City Stores, Inc.	5,022	125,349
Gap, Inc.	19,183	359,106
Home Depot, Inc.	73,525	2,791,744
Limited Brands, Inc.	12,099	383,417
Lowe's Cos.	54,427	1,641,518
Office Depot, Inc. *	10,091	382,045
OfficeMax, Inc.	2,643	124,406
RadioShack Corp. Þ	4,834	84,740

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Sherwin-Williams Co.	4,014	$ 251,076
Staples, Inc.	25,879	659,138
Tiffany & Co.	4,921	189,114
TJX Companies, Inc.	16,012	439,049

		8,942,452

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	13,033	563,156
Jones Apparel Group, Inc.	4,019	135,038
Liz Claiborne, Inc.	3,675	157,106
Nike, Inc., Class B	6,823	675,136
VF Corp.	3,161	247,791

		1,778,227

CONSUMER STAPLES 9.1%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	27,383	1,300,966
Brown-Forman Corp., Class B	2,797	194,252
Coca-Cola Co.	72,594	3,399,577
Coca-Cola Enterprises, Inc.	9,817	200,758
Constellation Brands, Inc., Class A *	7,512	210,186
Molson Coors Brewing Co., Class B	1,626	115,576
Pepsi Bottling Group, Inc.	4,839	151,557
PepsiCo, Inc.	58,729	3,639,436

		9,212,308

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	16,670	871,174
CVS Corp.	29,260	841,810
Kroger Co.	25,737	552,316
Safeway, Inc.	15,837	487,938
SUPERVALU, Inc.	7,539	258,286
Sysco Corp.	22,033	789,883
Wal-Mart Stores, Inc.	87,619	4,039,236
Walgreen Co.	35,907	1,453,874
Whole Foods Market, Inc.	5,029	245,415

		9,539,932

Food Products 1.1%
Archer-Daniels-Midland Co.	23,358	819,866
Campbell Soup Co.	8,215	312,745
ConAgra Foods, Inc.	18,197	467,663
Dean Foods Co. *	4,755	203,609
General Mills, Inc.	12,568	703,180
H.J. Heinz Co.	11,808	524,866
Hershey Co.	6,256	331,380
Kellogg Co.	8,903	443,191
McCormick & Co., Inc.	4,696	181,829
Sara Lee Corp.	27,077	448,937
Tyson Foods, Inc., Class A Þ	8,975	142,613
Wm. Wrigley Jr. Co.	7,810	409,556

		4,989,435

Household Products 2.2%
Clorox Co.	5,384	344,576
Colgate-Palmolive Co.	18,396	1,196,660

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Kimberly-Clark Corp.		16,322	$ 1,084,923
Procter & Gamble Co.		113,102	7,101,675

			9,727,834

Personal Products 0.2%
Avon Products, Inc.		15,947	520,510
Estee Lauder Companies, Inc., Class A		4,602	190,017

			710,527

Tobacco 1.5%
Altria Group, Inc.		74,572	6,279,708
Reynolds American, Inc. Þ		6,106	392,249
UST, Inc. Þ		5,729	320,709

			6,992,666

ENERGY 10.1%
Energy Equipment & Services	1.8%
Baker Hughes, Inc.		11,718	860,453
BJ Services Co.		10,656	359,853
Halliburton Co.		36,731	1,239,304
Nabors Industries, Ltd. *		11,258	380,070
National Oilwell Varco, Inc. *		6,247	415,488
Noble Corp.		4,886	377,444
Rowan Companies, Inc.		3,932	141,631
Schlumberger, Ltd.		42,177	2,888,281
Smith International, Inc.		7,141	302,493
Transocean, Inc. *		10,416	811,927
Weatherford International, Ltd. *		12,325	553,516

			8,330,460

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.		16,367	807,875
Apache Corp.		11,728	820,139
Chesapeake Energy Corp.		13,479	458,690
Chevron Corp.		78,296	5,662,367
ConocoPhillips		58,697	3,950,308
Consol Energy, Inc.		6,531	239,753
Devon Energy Corp.		15,711	1,152,716
El Paso Corp.		24,791	361,949
EOG Resources, Inc.		8,642	609,520
Exxon Mobil Corp.		211,769	16,265,977
Hess Corp.		8,594	432,020
Kinder Morgan, Inc.		3,816	400,489
Marathon Oil Corp.		12,758	1,204,100
Murphy Oil Corp.		6,656	361,288
Occidental Petroleum Corp.		30,689	1,544,884
Peabody Energy Corp.		9,416	433,230
Sunoco, Inc.		4,386	298,950
Valero Energy Corp.		21,831	1,202,233
Williams Cos.		21,223	589,150
XTO Energy, Inc.		13,028	659,217

			37,454,855

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

FINANCIALS 21.6%
Capital Markets 3.7%
Ameriprise Financial, Inc.	8,683	$ 469,750
Bank of New York Co.	27,184	966,119
Bear Stearns Cos.	4,288	653,834
Charles Schwab Corp.	36,837	675,591
E*TRADE Financial Corp. *	15,217	366,273
Federated Investors, Inc., Class B	3,227	107,072
Franklin Resources, Inc.	5,938	633,822
Goldman Sachs Group, Inc.	15,378	2,995,634
Janus Capital Group, Inc.	7,362	149,154
Legg Mason, Inc.	4,672	445,522
Lehman Brothers Holdings, Inc.	19,136	1,409,749
Mellon Financial Corp.	14,656	589,611
Merrill Lynch & Co., Inc.	31,578	2,760,865
Morgan Stanley	38,185	2,908,170
Northern Trust Corp.	6,676	380,265
State Street Corp.	11,796	732,885
T. Rowe Price Group, Inc.	9,321	403,879

		16,648,195

Commercial Banks 4.0%
BB&T Corp.	19,130	822,781
Comerica, Inc.	5,778	336,569
Commerce Bancorp, Inc. Þ	6,643	230,911
Compass Bancshares, Inc.	4,609	263,358
Fifth Third Bancorp	19,873	783,592
First Horizon National Corp. Þ	4,415	175,982
Huntington Bancshares, Inc.	8,461	205,687
KeyCorp	14,366	518,613
M&T Bank Corp.	2,768	328,396
Marshall & Ilsley Corp.	9,058	414,766
National City Corp.	21,546	777,811
PNC Financial Services Group, Inc.	10,489	741,467
Regions Financial Corp.	25,922	950,041
SunTrust Banks, Inc.	12,995	1,061,042
Synovus Financial Corp.	11,543	346,521
U.S. Bancorp	63,306	2,129,614
Wachovia Corp. °	68,192	3,695,324
Wells Fargo & Co.	119,946	4,226,897
Zions Bancorp	3,800	297,312

		18,306,684

Consumer Finance 1.0%
American Express Co.	43,275	2,541,108
Capital One Financial Corp.	14,582	1,135,646
SLM Corp.	14,606	669,539

		4,346,293

Diversified Financial Services 5.5%
Bank of America Corp.	161,219	8,681,643
Chicago Mercantile Exchange Holdings, Inc., Class A	1,267	678,605
CIT Group, Inc.	7,083	368,387
Citigroup, Inc.	176,111	8,733,344
JPMorgan Chase & Co.	123,658	5,722,892

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Moody's Corp.	8,435	$ 586,064

		24,770,935

Insurance 4.7%
ACE, Ltd.	11,584	658,435
AFLAC, Inc.	17,679	780,351
Allstate Corp.	22,424	1,423,476
Ambac Financial Group, Inc.	3,773	323,120
American International Group, Inc.	92,572	6,509,663
AON Corp.	11,202	399,687
Chubb Corp.	14,634	757,456
Cincinnati Financial Corp.	6,171	273,252
Genworth Financial, Inc., Class A	16,208	531,622
Hartford Financial Services Group, Inc.	10,838	929,467
Lincoln National Corp.	10,228	650,399
Loews Corp.	16,282	649,977
Marsh & McLennan Cos.	19,606	616,021
MBIA, Inc.	4,800	334,320
MetLife, Inc.	27,051	1,588,705
Principal Financial Group, Inc.	9,592	553,938
Progressive Corp.	27,508	620,305
Prudential Financial, Inc.	17,276	1,407,648
SAFECO Corp.	3,781	229,015
St. Paul Travelers Companies, Inc.	24,612	1,275,148
Torchmark Corp.	3,524	222,787
UnumProvident Corp.	12,201	249,876
XL Capital, Ltd., Class A	6,422	456,733

		21,441,401

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	3,468	199,896
Archstone-Smith Trust	7,632	457,767
Boston Properties, Inc.	4,071	476,511
Equity Office Properties Trust	12,472	601,150
Equity Residential	10,364	551,987
Kimco Realty Corp.	7,715	357,822
Plum Creek Timber Co., Inc.	6,384	237,868
Prologis	8,731	568,999
Public Storage, Inc.	4,319	415,833
Simon Property Group, Inc.	7,878	803,398
Vornado Realty Trust	4,342	547,570

		5,218,801

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	6,533	215,132
Realogy Corp.	7,604	198,388

		413,520

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	21,801	865,936
Fannie Mae	34,478	1,966,280
Freddie Mac	24,615	1,653,143
MGIC Investment Corp.	3,009	174,402
Sovereign Bancorp, Inc.	12,775	319,120
Washington Mutual, Inc.	34,321	1,499,141

		6,478,022

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

HEALTH CARE 11.9%
Biotechnology 1.4%
Amgen, Inc. *	41,698	$ 2,960,558
Biogen Idec, Inc. *	12,239	639,610
Celgene Corp. *	13,206	735,970
Genzyme Corp. *	9,311	599,628
Gilead Sciences, Inc. *	16,273	1,072,716
MedImmune, Inc. *	8,529	278,813

		6,287,295

Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc. Þ	1,915	92,724
Baxter International, Inc.	23,239	1,039,713
Becton, Dickinson & Co.	8,716	625,112
Biomet, Inc.	8,721	329,741
Boston Scientific Corp. *	41,961	663,823
C.R. Bard, Inc.	3,687	303,403
Hospira, Inc. *	5,593	183,450
Medtronic, Inc.	40,941	2,134,254
St. Jude Medical, Inc. *	12,562	468,186
Stryker Corp.	10,572	548,264
Zimmer Holdings, Inc. *	8,647	630,885

		7,019,555

Health Care Providers & Services 2.3%
Aetna, Inc.	19,510	805,958
AmerisourceBergen Corp.	7,180	330,208
Cardinal Health, Inc.	14,445	933,436
Caremark Rx, Inc.	15,207	719,291
CIGNA Corp.	3,654	460,587
Coventry Health Care, Inc. *	5,660	272,416
Express Scripts, Inc. *	4,907	334,657
Health Management Associates, Inc., Class A	8,559	175,460
Humana, Inc. *	5,880	318,108
Laboratory Corporation of America Holdings *	4,460	315,768
Manor Care, Inc.	2,624	124,692
McKesson Corp.	10,663	526,752
Medco Health Solutions, Inc. *	10,470	525,699
Patterson Companies, Inc. *	4,950	183,695
Quest Diagnostics, Inc.	5,758	306,153
Tenet Healthcare Corp. *	16,789	119,034
UnitedHealth Group, Inc.	47,982	2,354,957
WellPoint, Inc. *	22,078	1,670,642

		10,477,513

Health Care Technology 0.0%
IMS Health, Inc.	7,178	197,180

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	6,492	236,568
Millipore Corp. *	1,898	129,842
PerkinElmer, Inc.	4,474	96,952
Thermo Fisher Scientific, Inc. *	14,478	634,571
Waters Corp. *	3,649	182,596

		1,280,529

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Pharmaceuticals 6.4%
Abbott Laboratories	54,423	$ 2,539,377
Allergan, Inc.	5,372	626,268
Barr Pharmaceuticals, Inc. *	3,786	193,389
Bristol-Myers Co.	70,051	1,739,366
Eli Lilly & Co.	35,032	1,877,365
Forest Laboratories, Inc. *	11,326	551,576
Johnson & Johnson	104,194	6,867,427
King Pharmaceuticals, Inc. *	8,660	143,150
Merck & Co., Inc.	77,517	3,450,282
Mylan Laboratories, Inc.	7,509	152,358
Pfizer, Inc.	259,733	7,140,060
Schering-Plough Corp.	52,767	1,161,402
Watson Pharmaceuticals, Inc. *	3,641	93,464
Wyeth	47,934	2,314,254

		28,849,738

INDUSTRIALS 10.8%
Aerospace & Defense 2.4%
Boeing Co.	28,316	2,506,815
General Dynamics Corp.	14,370	1,075,451
Goodrich Corp.	4,443	199,935
Honeywell International, Inc.	29,172	1,253,813
L-3 Communications Holdings, Inc.	4,383	360,502
Lockheed Martin Corp.	12,683	1,147,177
Northrop Grumman Corp.	12,272	821,365
Raytheon Co.	15,984	815,823
Rockwell Collins Corp.	6,106	368,375
United Technologies Corp.	36,029	2,324,951

		10,874,207

Air Freight & Logistics 0.9%
FedEx Corp.	10,915	1,259,918
United Parcel Service, Inc., Class B	38,508	3,000,543

		4,260,461

Airlines 0.1%
Southwest Airlines Co.	28,001	439,896

Building Products 0.2%
American Standard Companies, Inc.	6,216	278,539
Masco Corp.	14,181	406,853

		685,392

Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc. *	9,035	114,564
Avery Dennison Corp.	3,363	226,902
Cintas Corp.	4,865	205,303
Equifax, Inc.	4,511	171,373
Monster Worldwide, Inc. *	4,573	199,611
Pitney Bowes, Inc.	7,891	363,696
R.R. Donnelley & Sons Co.	7,705	271,755
Robert Half International, Inc.	6,102	235,476
Waste Management, Inc.	19,253	704,852

		2,493,532

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Construction & Engineering 0.1%
Fluor Corp.	3,120	$ 271,690

Electrical Equipment 0.5%
American Power Conversion Corp.	6,039	183,284
Cooper Industries, Inc., Class A	3,261	298,186
Emerson Electric Co.	14,523	1,259,144
Rockwell Automation, Inc.	6,267	407,856

		2,148,470

Industrial Conglomerates 3.9%
3M Co.	26,831	2,185,653
General Electric Co.	367,735	12,973,691
Textron, Inc.	4,498	438,330
Tyco International, Ltd.	71,767	2,173,822

		17,771,496

Machinery 1.4%
Caterpillar, Inc.	23,359	1,448,959
Cummins, Inc.	1,872	224,490
Danaher Corp.	8,429	616,328
Deere & Co.	8,236	790,656
Dover Corp.	7,250	364,675
Eaton Corp.	5,343	411,838
Illinois Tool Works, Inc.	14,969	706,537
Ingersoll-Rand Co., Ltd., Class A	11,461	447,094
ITT Corp.	6,578	354,883
Navistar International Corp. *	2,198	70,314
Paccar, Inc.	8,881	579,929
Pall Corp.	4,447	139,591
Parker Hannifin Corp.	4,282	357,461

		6,512,755

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	12,894	969,113
CSX Corp.	15,799	566,552
Norfolk Southern Corp.	14,741	725,994
Ryder System, Inc.	2,208	115,191
Union Pacific Corp.	9,595	868,539

		3,245,389

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,682	194,070

INFORMATION TECHNOLOGY 15.6%
Communications Equipment 2.7%
ADC Telecommunications, Inc. *	4,176	57,587
Avaya, Inc. *	16,278	208,033
Ciena Corp. *	3,007	75,596
Cisco Systems, Inc. *	217,456	5,845,217
Comverse Technology, Inc. *	7,196	140,466
Corning, Inc. *	55,562	1,197,917
JDS Uniphase Corp. *	7,502	138,637
Juniper Networks, Inc. *	20,153	429,057
Motorola, Inc.	87,274	1,934,865
QUALCOMM, Inc.	58,843	2,153,065

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Tellabs, Inc.	15,948	$ 160,118

		12,340,558

Computers & Peripherals 3.8%
Apple Computer, Inc. *	30,296	2,777,537
Dell, Inc. *	80,919	2,204,234
EMC Corp. *	81,876	1,073,394
Hewlett-Packard Co.	97,566	3,849,954
International Business Machines Corp.	54,210	4,982,983
Lexmark International, Inc., Class A *	3,573	246,466
NCR Corp. *	6,419	275,439
Network Appliance, Inc. *	13,266	520,160
QLogic Corp. *	5,676	126,291
SanDisk Corp. *	8,016	355,910
Sun Microsystems, Inc. *	125,005	677,527

		17,089,895

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	14,558	463,527
Jabil Circuit, Inc.	6,579	186,580
Molex, Inc.	5,038	161,216
Sanmina-SCI Corp. *	18,980	70,226
Solectron Corp. *	32,578	108,485
Symbol Technologies, Inc.	9,046	134,062
Tektronix, Inc.	2,982	91,130

		1,215,226

Internet Software & Services 1.4%
eBay, Inc. *	41,847	1,353,750
Google, Inc., Class A *	7,589	3,680,058
VeriSign, Inc. *	8,732	227,993
Yahoo!, Inc. *	44,280	1,195,117

		6,456,918

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	4,224	213,523
Automatic Data Processing, Inc.	19,790	954,472
Cognizant Technology Solutions Corp., Class A *	5,019	409,350
Computer Sciences Corp. *	6,117	319,307
Convergys Corp. *	4,946	119,298
Electronic Data Systems Corp.	18,438	500,407
Fidelity National Information Services, Inc.	5,796	231,260
First Data Corp.	27,256	688,214
Fiserv, Inc. *	6,206	317,189
Paychex, Inc.	12,058	475,206
Sabre Holdings Corp., Class A	4,695	128,784
Unisys Corp. *	12,246	88,294
Western Union Co. *	27,256	621,437

		5,066,741

Office Electronics 0.1%
Xerox Corp. *	34,846	574,959

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	19,322	416,776
Altera Corp. *	12,799	254,572
Analog Devices, Inc.	12,569	408,744

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Applied Materials, Inc.	49,475	$ 889,561
Broadcom Corp., Class A *	16,705	548,425
Freescale Semiconductor, Inc., Class B *	14,451	577,028
Intel Corp.	205,465	4,386,678
KLA-Tencor Corp.	7,092	366,444
Linear Technology Corp.	10,731	344,894
LSI Logic Corp. *	14,234	151,734
Maxim Integrated Products, Inc.	11,423	359,596
Micron Technology, Inc. *	26,000	379,600
National Semiconductor Corp.	10,604	256,511
Novellus Systems, Inc. *	4,390	137,056
NVIDIA Corp. *	12,557	464,483
PMC-Sierra, Inc. * Þ	7,445	56,656
Teradyne, Inc. *	7,018	104,568
Texas Instruments, Inc.	54,593	1,613,223
Xilinx, Inc.	12,107	324,468

		12,041,017

Software 3.5%
Adobe Systems, Inc. *	20,631	827,922
Autodesk, Inc. *	8,254	339,900
BMC Software, Inc. *	7,301	237,721
CA, Inc.	14,628	317,428
Citrix Systems, Inc. *	6,548	188,190
Compuware Corp. *	12,547	105,269
Electronic Arts, Inc. *	10,924	610,105
Intuit, Inc. *	12,172	383,175
Microsoft Corp.	307,671	9,023,990
Novell, Inc. *	12,076	75,837
Oracle Corp. *	143,680	2,734,230
Parametric Technology Corp. *	3,977	76,995
Symantec Corp. *	35,236	747,003

		15,667,765

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	7,849	542,680
Ashland, Inc.	2,254	152,393
Dow Chemical Co.	34,173	1,367,262
E.I. DuPont de Nemours & Co.	32,836	1,540,993
Eastman Chemical Co.	2,930	173,983
Ecolab, Inc.	6,364	282,243
Hercules, Inc. *	4,037	75,209
International Flavors & Fragrances, Inc.	2,810	132,379
Monsanto Co.	19,335	929,433
PPG Industries, Inc.	5,884	378,341
Praxair, Inc.	11,483	716,539
Rohm & Haas Co.	5,114	267,053
Sigma-Aldrich Corp.	2,364	179,924

		6,738,432

Construction Materials 0.1%
Vulcan Materials Co.	3,437	304,931

Containers & Packaging 0.2%
Ball Corp.	3,712	158,725

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Bemis Co., Inc.	3,734	$ 127,441
Pactiv Corp. *	4,915	169,322
Sealed Air Corp.	2,888	171,865
Temple-Inland, Inc.	3,874	151,473

		778,826

Metals & Mining 0.9%
Alcoa, Inc.	30,880	962,530
Allegheny Technologies, Inc.	3,583	321,216
Freeport-McMoRan Copper & Gold, Inc., Class B	6,998	439,964
Newmont Mining Corp.	16,018	751,404
NuCor Corp.	10,983	657,333
Phelps Dodge Corp.	7,266	893,718
United States Steel Corp.	4,384	327,879

		4,354,044

Paper & Forest Products 0.3%
International Paper Co.	16,194	536,021
MeadWestvaco Corp.	6,454	190,393
Weyerhaeuser Co.	8,772	567,373

		1,293,787

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	138,360	4,691,788
BellSouth Corp.	64,681	2,884,126
CenturyTel, Inc.	4,147	176,455
Citizens Communications Co.	11,429	161,949
Embarq Corp. *	5,312	273,302
Qwest Communications International, Inc. *	57,009	438,399
Verizon Communications, Inc.	103,257	3,607,800
Windstream Corp.	16,888	235,419

		12,469,238

Wireless Telecommunication Services 0.6%
Alltel Corp.	13,826	784,487
Sprint Nextel Corp.	106,417	2,076,196

		2,860,683

UTILITIES 3.5%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	5,863	260,083
American Electric Power Co., Inc.	14,034	582,551
Consolidated Edison, Inc. Þ	8,780	423,372
Edison International	11,606	533,644
Entergy Corp.	7,422	677,777
Exelon Corp.	23,848	1,448,289
FirstEnergy Corp.	11,749	703,060
FPL Group, Inc.	14,406	767,840
Pinnacle West Capital Corp.	3,544	174,861
PPL Corp.	13,571	493,306
Progress Energy, Inc.	9,025	431,124
Southern Co.	26,441	958,486

		7,454,393

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

Gas Utilities 0.1%
Nicor, Inc. Þ	1,586	$ 78,586
Peoples Energy Corp.	1,370	59,444
Questar Corp.	3,053	263,321

		401,351

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	23,561	550,621
Constellation Energy Group, Inc.	6,400	439,104
Dynegy, Inc., Class A *	13,473	91,482
TXU Corp.	16,435	943,205

		2,024,412

Multi-Utilities 1.3%
Ameren Corp.	7,333	401,188
CenterPoint Energy, Inc. Þ	11,106	181,583
CMS Energy Corp.	7,893	127,946
Dominion Resources, Inc.	12,569	1,014,821
DTE Energy Co.	6,332	298,174
Duke Energy Corp.	44,634	1,415,794
KeySpan Corp.	6,235	255,822
NiSource, Inc.	9,718	239,646
PG&E Corp.	12,399	569,486
Public Service Enterprise Group, Inc.	8,967	602,762
Sempra Energy	9,305	507,123
TECO Energy, Inc.	7,441	126,423
Xcel Energy, Inc.	14,461	332,025

		6,072,793

Total Common Stocks (cost $289,192,632)		449,565,224

	Principal
SHORT-TERM INVESTMENTS 1.2%	Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.96%, 02/08/2007 ƒ †	$ 500,000	495,247

	Shares	Value

MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	1,418,856	1,418,856
Navigator Prime Portfolio ÞÞ	3,392,542	3,392,542

		4,811,398

Total Short-Term Investments (cost $5,306,645)		5,306,645

Total Investments (cost $294,499,277) 100.5%		454,871,869
Other Assets and Liabilities (0.5%)		(2,298,143)

Net Assets 100.0%		$ 452,573,726

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,284,192 at November 30, 2006. The Fund earned $64,045 of income from Wachovia Corporation during the six months ended
November 30, 2006, which is included in income from affiliates.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

November 30, 2006 (unaudited)

†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ÞÞ	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of November 30, 2006:
Financials	21.7%
Information Technology	15.7%
Health Care	12.0%
Industrials	10.9%
Consumer Discretionary	10.4%
Energy	10.2%
Consumer Staples	9.2%
Utilities	3.5%
Telecommunication Services	3.4%
Materials	3.0%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund

November 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 13.8%
Auto Components 0.2%
BorgWarner, Inc.	467	$ 26,993
Gentex Corp.	14,095	233,554
Goodyear Tire & Rubber Co. * Þ	19,268	324,666
Johnson Controls, Inc.	12,041	979,295

		1,564,508

Automobiles 0.3%
Harley-Davidson, Inc.	29,211	2,154,895
Thor Industries, Inc. Þ	3,871	175,201

		2,330,096

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	15,160	588,056
Career Education Corp. *	10,619	268,130
H&R Block, Inc.	35,710	857,040
ITT Educational Services, Inc. *	4,498	308,428
Laureate Education, Inc. *	3,998	207,776
ServiceMaster Co.	9,546	123,621
Weight Watchers International, Inc. *	5,033	246,315

		2,599,366

Hotels, Restaurants & Leisure 2.3%
Boyd Gaming Corp.	4,750	201,163
Brinker International, Inc.	9,222	419,324
Burger King Holdings, Inc. * Þ	2,720	50,048
Cheesecake Factory, Inc. *	8,600	238,220
Choice Hotels International, Inc.	3,652	166,531
Darden Restaurants, Inc.	16,116	647,057
Harrah's Entertainment, Inc.	14,825	1,166,728
Hilton Hotels Corp.	41,821	1,372,983
International Game Technology	36,870	1,614,169
Las Vegas Sands Corp. *	15,102	1,382,739
Marriott International, Inc., Class A	37,130	1,676,420
MGM MIRAGE *	13,009	699,494
OSI Restaurant Partners, Inc.	3,840	150,144
Panera Bread Co., Class A * Þ	3,267	187,689
Penn National Gaming, Inc. *	7,862	290,658
Scientific Games Corp., Class A *	7,195	209,015
Starbucks Corp. *	83,453	2,945,056
Starwood Hotels & Resorts Worldwide, Inc.	19,676	1,262,609
Station Casinos, Inc. Þ	5,221	355,237
Tim Hortons, Inc.	20,809	642,582
Wendy's International, Inc.	5,174	168,517
Wyndham Worldwide Corp.	3,023	95,950
Wynn Resorts, Ltd. *	5,348	469,822
Yum! Brands, Inc.	29,571	1,809,449

		18,221,604

Household Durables 0.7%
Beazer Homes USA, Inc. Þ	2,213	101,046

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Black & Decker Corp.	6,798	$ 583,812
Centex Corp.	6,005	332,317
D.R. Horton, Inc.	18,291	487,272
Fortune Brands, Inc.	5,469	442,442
Harman International Industries, Inc.	7,275	755,436
Jarden Corp. *	2,800	103,544
KB Home	4,535	234,414
Leggett & Platt, Inc.	10,923	259,749
Lennar Corp., Class A	5,976	313,740
M.D.C. Holdings, Inc.	1,658	94,722
Mohawk Industries, Inc. * Þ	669	51,801
Newell Rubbermaid, Inc.	18,510	527,350
NVR, Inc. *	506	301,070
Pulte Homes, Inc.	11,472	387,065
Ryland Group, Inc.	1,674	88,304
Snap-On, Inc.	796	37,810
Standard Pacific Corp.	2,750	70,565
Stanley Works	6,185	315,559
Toll Brothers, Inc. *	2,712	87,326

		5,575,344

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	33,941	1,369,180
Coldwater Creek, Inc. * Þ	6,498	163,425
Expedia, Inc. *	2,076	37,721
IAC/InterActiveCorp. *	7,255	264,735
Liberty Interactive Group, Class A *	54,799	1,247,225
NutriSystem, Inc.	3,490	240,985

		3,323,271

Leisure Equipment & Products 0.0%
Brunswick Corp.	1,934	62,604
Pool Corp. Þ	5,757	235,864

		298,468

Media 3.4%
Cablevision Systems Corp., Class A *	11,845	328,936
Clear Channel Outdoor Holdings, Inc. *	3,846	99,035
Comcast Corp., Class A *	106,969	4,327,966
CTC Media, Inc.	1,724	38,962
DIRECTV Group, Inc. *	87,523	1,991,148
Discovery Holding Co., Class A *	8,592	131,801
Dow Jones & Co., Inc. Þ	6,435	232,239
DreamWorks Animation SKG, Inc., Class A *	2,779	81,230
E.W. Scripps Co., Class A	9,122	445,701
EchoStar Communications Corp., Class A *	22,375	805,724
Getty Images, Inc. *	5,649	246,805
Harte-Hanks, Inc.	6,081	157,498
Interpublic Group of Cos. *	47,434	567,785
John Wiley & Sons, Inc., Class A	4,810	191,342
Lamar Advertising Co., Class A *	9,004	543,391
Liberty Global, Inc., Class A *	15,782	425,641
McClatchy Co., Class A	491	20,460
McGraw-Hill Cos.	38,905	2,593,018
Meredith Corp.	3,380	182,858
News Corp., Class A	169,741	3,496,665

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Omnicom Group, Inc.	18,550	$ 1,895,068
Regal Entertainment Group, Class A	6,859	142,736
Sirius Satellite Radio, Inc. * Þ	152,681	650,421
Time Warner, Inc.	29,903	602,246
Univision Communications, Inc., Class A *	16,017	570,045
Viacom, Inc., Class B *	68,994	2,587,965
Walt Disney Co.	85,676	2,831,592
Warner Music Group Corp.	5,396	137,166
Washington Post Co., Class B	121	88,923
XM Satellite Radio Holdings, Inc., Class A *	31,406	453,503

		26,867,870

Multi-line Retail 1.6%
Dollar General Corp.	32,025	497,669
Dollar Tree Stores, Inc. *	1,217	36,522
Family Dollar Stores, Inc.	9,036	252,014
Federated Department Stores, Inc.	4,909	206,620
J.C. Penney Co., Inc.	25,509	1,972,866
Kohl's Corp. *	35,599	2,477,690
Nordstrom, Inc.	25,659	1,257,804
Target Corp.	94,414	5,484,509

		12,185,694

Specialty Retail 4.0%
Abercrombie & Fitch Co., Class A	9,564	644,996
Advance Auto Parts, Inc. *	11,735	417,766
American Eagle Outfitters, Inc.	12,409	560,639
AnnTaylor Stores Corp. *	7,295	251,678
AutoZone, Inc. *	5,503	625,196
Barnes & Noble, Inc.	1,301	52,066
Bed, Bath & Beyond, Inc. *	30,688	1,189,160
Best Buy Co., Inc.	43,567	2,394,878
CarMax, Inc. *	11,448	528,211
Chico's FAS, Inc. *	19,477	462,579
Circuit City Stores, Inc.	17,619	439,770
Claire's Stores, Inc.	10,757	343,256
Dick's Sporting Goods, Inc. *	3,970	212,951
Foot Locker, Inc.	1,911	43,762
GameStop Corp., Class A * Þ	7,139	400,141
Gap, Inc.	31,635	592,207
Home Depot, Inc.	212,781	8,079,295
Limited Brands, Inc.	37,094	1,175,509
Lowe's Cos.	168,714	5,088,414
O'Reilly Automotive, Inc. *	12,309	389,826
Office Depot, Inc. *	31,284	1,184,412
PETsMART, Inc.	15,230	450,503
RadioShack Corp. Þ	11,242	197,072
Ross Stores, Inc.	15,603	483,537
Sally Beauty Holdings, Inc.	1,804	16,705
Sherwin-Williams Co.	7,476	467,624
Staples, Inc.	79,171	2,016,485
Tiffany & Co.	9,363	359,820
TJX Companies, Inc.	49,797	1,365,434
Tractor Supply Co. *	3,907	185,973
United Auto Group, Inc.	680	15,960
Urban Outfitters, Inc. *	12,479	278,032

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Williams-Sonoma, Inc.	10,457	$ 331,696

		31,245,553

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	41,858	1,808,684
Hanesbrands, Inc.	5,434	132,535
Nike, Inc., Class B	20,978	2,075,773
Polo Ralph Lauren Corp., Class A	6,640	519,248

		4,536,240

CONSUMER STAPLES 9.4%
Beverages 2.7%
Anheuser-Busch Companies, Inc.	53,779	2,555,040
Brown-Forman Corp., Class B	6,702	465,454
Coca-Cola Co.	146,681	6,869,071
Constellation Brands, Inc., Class A *	3,867	108,199
Hansen Natural Corp.	6,632	186,558
Pepsi Bottling Group, Inc.	7,722	241,853
PepsiCo, Inc.	179,682	11,134,894

		21,561,069

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	34,740	1,815,512
CVS Corp.	80,535	2,316,992
Kroger Co.	9,824	210,823
Sysco Corp.	67,255	2,411,092
Wal-Mart Stores, Inc.	267,350	12,324,835
Walgreen Co.	109,837	4,447,300
Whole Foods Market, Inc.	15,232	743,322

		24,269,876

Food Products 0.8%
Campbell Soup Co.	14,876	566,329
General Mills, Inc.	4,373	244,669
H.J. Heinz Co.	20,691	919,715
Hershey Co.	16,862	893,180
Kellogg Co.	19,848	988,033
McCormick & Co., Inc.	11,366	440,092
Sara Lee Corp.	43,475	720,816
Wm. Wrigley Jr. Co.	25,527	1,338,636

		6,111,470

Household Products 1.3%
Church & Dwight Co.	7,029	294,585
Colgate-Palmolive Co.	50,142	3,261,737
Energizer Holdings, Inc. *	5,004	330,714
Kimberly-Clark Corp.	28,995	1,927,298
Procter & Gamble Co.	73,859	4,637,607

		10,451,941

Personal Products 0.3%
Alberto-Culver Co.	1,804	36,206
Avon Products, Inc.	48,961	1,598,087
Estee Lauder Companies, Inc., Class A	13,520	558,241

		2,192,534

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Tobacco 1.2%
Altria Group, Inc.	103,081	$ 8,680,451
UST, Inc. Þ	9,757	546,197

		9,226,648

ENERGY 4.1%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	34,875	2,560,871
BJ Services Co.	32,528	1,098,471
Cameron International Corp. *	12,559	682,205
Diamond Offshore Drilling, Inc. Þ	6,415	497,932
Dresser-Rand Group, Inc. *	3,402	82,362
ENSCO International, Inc.	16,720	867,099
FMC Technologies, Inc. *	7,434	446,114
Global Industries, Ltd. *	9,599	137,074
Grant Prideco, Inc. *	14,236	623,822
Halliburton Co.	112,254	3,787,450
Helmerich & Payne, Inc.	11,426	303,589
National Oilwell Varco, Inc. *	17,770	1,181,883
Oceaneering International, Inc. *	5,845	254,900
Patterson-UTI Energy, Inc.	17,277	478,746
Pride International, Inc. *	14,315	462,231
Rowan Companies, Inc.	11,158	401,911
Smith International, Inc.	23,264	985,463
Superior Energy Services, Inc. *	8,676	282,577
Tetra Technologies, Inc. *	7,766	200,673
Tidewater, Inc. Þ	3,804	210,475
TODCO	6,277	251,143
Unit Corp. *	5,030	256,681

		16,053,672

Oil, Gas & Consumable Fuels 2.1%
Arch Coal, Inc.	15,549	558,209
Cheniere Energy, Inc. *	5,961	183,360
CNX Gas Corp. *	3,034	84,345
Consol Energy, Inc.	19,919	731,226
Denbury Resources, Inc. *	12,945	379,936
El Paso Corp.	70,748	1,032,921
EOG Resources, Inc.	11,896	839,025
Exxon Mobil Corp.	37,499	2,880,298
Foundation Coal Holdings, Inc.	4,954	183,843
Frontier Oil Corp.	6,625	209,615
Helix Energy Solutions, Inc. *	9,899	364,085
Holly Corp.	5,222	282,040
Kinder Morgan, Inc.	11,580	1,215,321
Massey Energy Co.	8,914	245,313
Peabody Energy Corp.	28,786	1,324,444
Plains Exploration & Production Co. *	8,557	402,864
Quicksilver Resources, Inc. *	6,801	287,750
Range Resources Corp.	14,994	466,163
Southwestern Energy Co. *	18,229	767,988
St. Mary Land & Exploration Co.	6,214	249,057
Sunoco, Inc.	6,720	458,035
W&T Offshore, Inc.	2,183	75,663
Williams Cos.	49,183	1,365,320

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

XTO Energy, Inc.	39,594	$ 2,003,456

		16,590,277

FINANCIALS 8.2%
Capital Markets 3.2%
Affiliated Managers Group, Inc. * Þ	3,405	347,685
Bank of New York Co.	4,971	176,669
Blackrock, Inc., Class A	2,155	308,962
Charles Schwab Corp.	113,592	2,083,277
E*TRADE Financial Corp. *	42,844	1,031,255
Eaton Vance Corp.	12,578	401,238
Federated Investors, Inc., Class B	9,956	330,340
Franklin Resources, Inc.	18,543	1,979,280
Goldman Sachs Group, Inc.	31,360	6,108,928
Investment Technology Group, Inc. *	4,706	176,475
Investors Financial Services Corp. Þ	7,150	284,356
Janus Capital Group, Inc.	10,861	220,044
Legg Mason, Inc.	7,780	741,901
Lehman Brothers Holdings, Inc.	7,510	553,262
Mellon Financial Corp.	40,291	1,620,907
Merrill Lynch & Co., Inc.	18,132	1,585,281
Morgan Stanley	12,695	966,851
Northern Trust Corp.	22,405	1,276,189
Nuveen Investments, Inc., Class A	8,613	427,377
SEI Investments Co.	6,832	397,554
State Street Corp.	33,861	2,103,784
T. Rowe Price Group, Inc.	28,877	1,251,240
TD Ameritrade Holding Corp. *	33,880	594,933

		24,967,788

Commercial Banks 0.6%
Bank of Hawaii Corp.	3,589	185,300
Commerce Bancorp, Inc. Þ	20,028	696,173
Cullen/Frost Bankers, Inc.	2,463	134,234
East West Bancorp, Inc.	6,087	216,758
Synovus Financial Corp.	13,073	392,451
TCF Financial Corp.	5,450	142,354
Wachovia Corp. °	16,734	906,815
Wells Fargo & Co.	55,168	1,944,120

		4,618,205

Consumer Finance 1.2%
American Express Co.	117,658	6,908,878
AmeriCredit Corp. *	3,002	70,397
Capital One Financial Corp.	5,503	428,574
First Marblehead Corp.	3,324	248,768
Nelnet, Inc., Class A *	1,832	48,365
SLM Corp.	44,675	2,047,902

		9,752,884

Diversified Financial Services 0.8%
CBOT Holdings, Inc., Class A *	5,743	912,792
Chicago Mercantile Exchange Holdings, Inc., Class A	3,767	2,017,605
IntercontinentalExchange, Inc.	2,217	217,820
Moody's Corp.	26,403	1,834,480
Nasdaq Stock Market, Inc. *	10,276	412,581

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

NYSE Group, Inc. Þ	8,612	$ 862,061

		6,257,339

Insurance 0.9%
AFLAC, Inc.	54,218	2,393,183
Ambac Financial Group, Inc.	977	83,670
American International Group, Inc.	31,375	2,206,290
Arthur J. Gallagher & Co.	3,186	93,318
Brown & Brown, Inc.	12,214	354,206
CNA Financial Corp. *	307	11,820
HCC Insurance Holdings, Inc.	6,554	197,865
Markel Corp. *	191	85,520
Philadelphia Consolidated Holding Co. *	4,939	220,032
Principal Financial Group, Inc.	2,018	116,540
Progressive Corp.	22,973	518,041
Prudential Financial, Inc.	7,650	623,322
The Hanover Insurance Group, Inc.	1,999	94,713
TransAtlantic Holdings, Inc.	1,056	65,345
W.R. Berkley Corp.	9,476	332,702

		7,396,567

Real Estate Investment Trusts 0.8%
CapitalSource, Inc.	6,601	179,679
Developers Diversified Realty Corp.	5,045	326,815
Essex Property Trust, Inc.	1,123	148,281
Federal Realty Investment Trust	3,005	255,966
General Growth Properties, Inc.	9,663	530,885
Global Signal, Inc.	1,855	103,008
Kilroy Realty Corp.	3,486	285,155
Kimco Realty Corp.	6	278
Macerich Co.	7,806	667,179
Public Storage, Inc.	8,265	795,754
Rayonier, Inc.	757	31,567
Simon Property Group, Inc.	13,329	1,359,291
SL Green Realty Corp.	4,977	673,089
Taubman Centers, Inc.	3,088	152,732
United Dominion Realty Trust, Inc.	14,601	490,302
Ventas, Inc.	6,744	262,679
Weingarten Realty Investors	2,157	102,932

		6,365,592

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A *	20,120	662,552
Forest City Enterprises, Inc., Class A	7,657	446,097
Jones Lang LaSalle, Inc.	3,891	354,081
Realogy Corp.	3,253	84,871
St. Joe Co.	8,109	454,023

		2,001,624

Thrifts & Mortgage Finance 0.4%
Freddie Mac	37,997	2,551,879
Hudson City Bancorp, Inc.	31,397	416,638
IndyMac Bancorp, Inc.	1,672	76,828
People's Bank	6,344	282,879
Webster Financial Corp.	321	15,334

		3,343,558

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

HEALTH CARE 16.8%
Biotechnology 3.1%
Amgen, Inc. *		128,221	$ 9,103,691
Amylin Pharmaceuticals, Inc. * Þ		12,236	489,440
Biogen Idec, Inc. *		18,508	967,228
Celgene Corp. *		40,497	2,256,898
Cephalon, Inc. * Þ		6,605	494,450
Genentech, Inc. *		50,752	4,148,976
Genzyme Corp. *		28,308	1,823,035
Gilead Sciences, Inc. *		49,476	3,261,458
ImClone Systems, Inc. *		7,557	225,954
MedImmune, Inc. *		27,048	884,199
Millennium Pharmaceuticals, Inc. *		18,415	207,169
PDL BioPharma, Inc. * Þ		12,446	282,649
Vertex Pharmaceuticals, Inc. *		13,015	576,565

			24,721,712

Health Care Equipment & Supplies	3.4%
Advanced Medical Optics, Inc. *		6,451	225,850
Bausch & Lomb, Inc. Þ		950	45,999
Baxter International, Inc.		71,200	3,185,488
Beckman Coulter, Inc.		6,308	374,380
Becton, Dickinson & Co.		26,892	1,928,694
Biomet, Inc.		26,756	1,011,644
Boston Scientific Corp. *		134,186	2,122,823
C.R. Bard, Inc.		11,260	926,585
Cooper Cos.		2,430	131,147
Cytyc Corp. *		12,432	325,967
Dade Behring Holdings, Inc.		9,477	358,799
Dentsply International, Inc.		17,168	548,174
Edwards Lifesciences Corp. *		6,410	293,834
Gen-Probe, Inc. *		5,609	273,383
Hillenbrand Industries, Inc.		2,815	162,876
Hospira, Inc. *		16,986	557,141
IDEXX Laboratories, Inc. *		3,431	290,434
Intuitive Surgical, Inc. Þ		3,976	404,041
Kinetic Concepts, Inc. *		4,770	173,151
Medtronic, Inc.		131,244	6,841,750
ResMed, Inc. *		8,199	409,950
Respironics, Inc. *		7,902	284,946
St. Jude Medical, Inc. *		39,249	1,462,810
Stryker Corp.		32,547	1,687,887
Varian Medical Systems, Inc. *		14,286	703,157
Zimmer Holdings, Inc. *		26,981	1,968,534

			26,699,444

Health Care Providers & Services 3.5%
Aetna, Inc.		28,266	1,167,668
AmerisourceBergen Corp.		4,428	203,644
Brookdale Senior Living, Inc.		2,054	93,765
Cardinal Health, Inc.		45,416	2,934,782
Caremark Rx, Inc.		44,355	2,097,992
Community Health Systems, Inc. *		6,520	228,200
Coventry Health Care, Inc. *		17,452	839,965
DaVita, Inc. *		11,232	597,655

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Express Scripts, Inc. *	12,537	$ 855,023
Health Management Associates, Inc., Class A	6,728	137,924
Health Net, Inc. *	11,549	532,871
Henry Schein, Inc. *	9,603	494,843
Humana, Inc. *	17,903	968,552
Laboratory Corporation of America Holdings *	13,559	959,977
Lifepoint Hospitals, Inc. *	2,200	76,362
Lincare Holdings, Inc. *	10,397	391,655
Manor Care, Inc.	8,009	380,588
McKesson Corp.	23,082	1,140,251
Medco Health Solutions, Inc. *	20,173	1,012,886
Omnicare, Inc.	6,375	253,024
Patterson Companies, Inc. *	15,075	559,433
Pediatrix Medical Group, Inc. *	5,274	253,943
Quest Diagnostics, Inc.	17,217	915,428
Sierra Health Services, Inc. *	6,087	213,349
Tenet Healthcare Corp. *	34,851	247,094
Triad Hospitals, Inc. *	1,571	66,799
UnitedHealth Group, Inc.	146,465	7,188,502
Universal Health Services, Inc., Class B	1,143	63,105
VCA Antech, Inc. *	9,034	291,256
Wellcare Group, Inc.	3,553	229,417
WellPoint, Inc. *	31,883	2,412,587

		27,808,540

Health Care Technology 0.1%
Cerner Corp. *	6,995	336,250
Emdeon Corp. *	29,838	353,580
IMS Health, Inc.	15,526	426,499
WebMD Health Corp., Class A * Þ	768	28,055

		1,144,384

Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	16,198	590,255
Charles River Laboratories International, Inc. *	2,228	93,019
Covance, Inc. *	5,218	312,402
Invitrogen Corp. *	1,894	104,208
Millipore Corp. *	5,781	395,478
PerkinElmer, Inc.	7,132	154,550
Pharmaceutical Product Development, Inc.	10,982	346,921
Techne Corp.	4,281	230,189
Thermo Fisher Scientific, Inc. *	21,324	934,631
Waters Corp. *	11,255	563,200

		3,724,853

Pharmaceuticals 6.2%
Abbott Laboratories	132,928	6,202,420
Abraxis BioScience, Inc. *	2,779	74,533
Allergan, Inc.	16,252	1,894,658
Barr Pharmaceuticals, Inc. *	11,544	589,668
Bristol-Myers Co.	97,923	2,431,428
Eli Lilly & Co.	80,823	4,331,305
Endo Pharmaceuticals Holdings, Inc. *	14,468	392,227
Forest Laboratories, Inc. *	35,435	1,725,685
Johnson & Johnson	285,261	18,801,553
Kos Pharmaceuticals, Inc. *	1,806	140,380

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Merck & Co., Inc.	72,381	$ 3,221,678
Mylan Laboratories, Inc.	22,859	463,809
Schering-Plough Corp.	161,041	3,544,512
Sepracor, Inc. *	11,825	659,953
Wyeth	89,420	4,317,198

		48,791,007

INDUSTRIALS 14.1%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc. *	1,264	97,720
Boeing Co.	86,942	7,696,975
DRS Technologies, Inc.	1,304	64,796
Goodrich Corp.	12,543	564,435
Honeywell International, Inc.	40,781	1,752,767
L-3 Communications Holdings, Inc.	955	78,549
Lockheed Martin Corp.	39,821	3,601,809
Northrop Grumman Corp.	2,729	182,652
Precision Castparts Corp.	14,694	1,108,809
Raytheon Co.	23,335	1,191,018
Rockwell Collins Corp.	18,603	1,122,319
United Technologies Corp.	100,573	6,489,976

		23,951,825

Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	18,887	831,028
Expeditors International of Washington, Inc.	23,200	1,049,568
FedEx Corp.	33,177	3,829,621
United Parcel Service, Inc., Class B	70,056	5,458,764

		11,168,981

Airlines 0.3%
AMR Corp. *	17,487	558,885
Continental Airlines, Inc., Class B *	9,536	387,543
Southwest Airlines Co.	50,615	795,162
US Airways Group, Inc.	6,613	375,354

		2,116,944

Building Products 0.2%
American Standard Companies, Inc.	19,369	867,925
Masco Corp.	26,173	750,903
USG Corp. * Þ	3,792	211,328

		1,830,156

Commercial Services & Supplies 1.3%
Allied Waste Industries, Inc. *	1,520	19,274
ARAMARK Corp., Class B	12,875	429,381
Avery Dennison Corp.	10,253	691,770
Brink's Co.	4,080	229,051
ChoicePoint, Inc. *	8,673	318,993
Cintas Corp.	15,248	643,466
Copart, Inc. *	7,696	232,496
Corporate Executive Board Co.	4,353	411,881
Corrections Corporation of America *	4,315	196,117
Covanta Holding Corp. *	12,397	273,726
Dun & Bradstreet Corp. *	6,830	561,563
Equifax, Inc.	12,526	475,863

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

HNI Corp.	5,286	$ 247,596
Manpower, Inc.	8,168	579,928
Monster Worldwide, Inc. *	13,442	586,743
Pitney Bowes, Inc.	14,168	653,003
Republic Services, Inc., Class A	12,197	505,932
Robert Half International, Inc.	16,345	630,754
Steelcase, Inc.	6,524	115,475
Stericycle, Inc. *	4,813	348,557
Waste Management, Inc.	52,753	1,931,287

		10,082,856

Construction & Engineering 0.2%
Fluor Corp.	9,520	829,002
Jacobs Engineering Group, Inc. *	6,372	534,420
Quanta Services, Inc. *	5,382	98,652
URS Corp. *	311	13,734

		1,475,808

Electrical Equipment 0.8%
American Power Conversion Corp.	7,214	218,945
Ametek, Inc.	11,562	377,037
Emerson Electric Co.	41,864	3,629,609
Hubbell, Inc., Class B	1,864	97,767
Rockwell Automation, Inc.	19,302	1,256,174
Roper Industries, Inc.	9,443	484,520
Thomas & Betts Corp. *	6,787	352,042

		6,416,094

Industrial Conglomerates 3.5%
3M Co.	81,978	6,677,928
Carlisle Cos.	2,858	234,042
General Electric Co.	549,502	19,386,431
Textron, Inc.	13,212	1,287,509
Walter Industries, Inc. Þ	4,730	227,466

		27,813,376

Machinery 2.2%
AGCO Corp. *	669	20,893
Caterpillar, Inc.	72,812	4,516,528
Cummins, Inc.	4,663	559,187
Danaher Corp.	25,820	1,887,958
Donaldson Co., Inc.	8,038	281,410
Dover Corp.	19,842	998,053
Flowserve Corp. *	928	49,964
Gardner Denver, Inc. *	5,693	217,700
Graco, Inc.	7,440	310,769
Harsco Corp.	4,562	355,973
IDEX Corp.	5,803	278,254
Illinois Tool Works, Inc.	54,286	2,562,299
ITT Corp.	13,435	724,818
JLG Industries, Inc.	11,563	322,723
Joy Global, Inc.	13,441	590,060
Lincoln Electric Holdings, Inc.	4,614	280,762
Manitowoc Co.	6,656	400,957
Oshkosh Truck Corp.	8,005	384,320
Paccar, Inc.	16,015	1,045,780

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Pall Corp.	2,431	$ 76,309
Parker Hannifin Corp.	5,586	466,319
Pentair, Inc.	4,179	133,143
Terex Corp. *	5,174	289,847
Timken Co.	705	20,967
Toro Co.	4,636	208,156
Trinity Industries, Inc.	8,090	305,802

		17,288,951

Marine 0.0%
Kirby Corp. *	5,731	206,545

Road & Rail 0.9%
Avis Budget Group, Inc.	1,511	30,915
Burlington Northern Santa Fe Corp.	39,651	2,980,169
Con-Way, Inc.	5,215	240,516
CSX Corp.	23,564	845,005
J.B. Hunt Transport Services, Inc.	11,124	243,504
Kansas City Southern *	2,963	80,149
Landstar System, Inc.	6,412	288,796
Norfolk Southern Corp.	25,296	1,245,828
Swift Transportation Co., Inc. *	2,682	76,088
Union Pacific Corp.	13,336	1,207,175

		7,238,145

Trading Companies & Distributors 0.2%
Fastenal Co.	13,665	491,803
GATX Corp.	2,573	118,821
MSC Industrial Direct Co., Class A	4,111	159,959
W.W. Grainger, Inc.	5,963	431,483
Wesco International, Inc. *	5,260	351,894

		1,553,960

INFORMATION TECHNOLOGY 26.6%
Communications Equipment 4.5%
ADC Telecommunications, Inc. *	11,294	155,744
Avaya, Inc. *	3,917	50,059
Ciena Corp. *	2,008	50,481
Cisco Systems, Inc. *	663,782	17,842,460
Comverse Technology, Inc. *	17,660	344,723
Corning, Inc. *	169,359	3,651,380
F5 Networks, Inc. *	4,409	329,837
Harris Corp.	14,599	614,764
JDS Uniphase Corp. *	22,185	409,979
Juniper Networks, Inc. *	33,096	704,614
Motorola, Inc.	211,095	4,679,976
QUALCOMM, Inc.	182,257	6,668,784

		35,502,801

Computers & Peripherals 5.6%
Apple Computer, Inc. *	92,479	8,478,475
Dell, Inc. *	250,849	6,833,127
Diebold, Inc.	5,874	270,204
EMC Corp. *	210,500	2,759,655
Hewlett-Packard Co.	184,657	7,286,565
International Business Machines Corp.	153,240	14,085,821

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Lexmark International, Inc., Class A *	8,125	$ 560,463
NCR Corp. *	4,156	178,334
Network Appliance, Inc. *	40,684	1,595,220
QLogic Corp. *	17,544	390,354
SanDisk Corp. *	21,239	943,012
Sun Microsystems, Inc. *	33,088	179,337
Western Digital Corp. *	23,998	492,439

		44,053,006

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	46,321	1,474,861
Amphenol Corp., Class A	9,741	663,654
Arrow Electronics, Inc. *	1,841	58,470
Avnet, Inc. *	6,438	159,598
AVX Corp.	2,485	38,617
CDW Corp.	6,389	450,425
Dolby Laboratories, Inc., Class A *	3,804	108,566
Jabil Circuit, Inc.	19,840	562,662
Mettler-Toledo International, Inc. *	4,433	343,203
Molex, Inc.	14,934	477,888
National Instruments Corp.	6,113	177,766
Sanmina-SCI Corp. *	23,175	85,748
Solectron Corp. *	44,324	147,599
Symbol Technologies, Inc.	22,129	327,952
Tektronix, Inc.	6,494	198,457
Trimble Navigation, Ltd. *	5,941	284,990
Vishay Intertechnology, Inc. *	3,845	50,370

		5,610,826

Internet Software & Services 2.6%
Akamai Technologies, Inc. *	16,801	821,065
eBay, Inc. *	128,028	4,141,706
Google, Inc., Class A *	22,706	11,010,594
VeriSign, Inc. *	25,002	652,802
Yahoo!, Inc. *	153,185	4,134,463

		20,760,630

IT Services 2.0%
Acxiom Corp.	8,416	209,727
Affiliated Computer Services, Inc., Class A *	5,078	256,693
Alliance Data Systems Corp. *	8,831	571,454
Automatic Data Processing, Inc.	62,672	3,022,671
Ceridian Corp. *	13,617	333,753
CheckFree Corp. *	8,993	375,997
Cognizant Technology Solutions Corp., Class A *	15,266	1,245,095
Convergys Corp. *	838	20,213
DST Systems, Inc. *	6,095	380,328
Electronic Data Systems Corp.	31,625	858,303
Fidelity National Information Services, Inc.	2,259	90,134
First Data Corp.	83,243	2,101,886
Fiserv, Inc. *	19,104	976,405
Global Payments, Inc.	7,332	335,806
Hewitt Associates, Inc., Class A *	1,122	28,499
Iron Mountain, Inc. *	12,462	537,112
MasterCard, Inc., Class A	6,692	680,911
MoneyGram International, Inc.	9,213	280,997

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Paychex, Inc.	36,545	$ 1,440,238
Total System Services, Inc. Þ	4,079	105,932
VeriFone Holdings, Inc.	4,223	142,568
Western Union Co. *	83,243	1,897,940

		15,892,662

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	7,695	268,786

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	59,652	1,286,694
Agere Systems, Inc. *	18,415	329,997
Altera Corp. *	39,044	776,585
Analog Devices, Inc.	37,187	1,209,321
Applied Materials, Inc.	150,044	2,697,791
Broadcom Corp., Class A *	49,509	1,625,380
Cree, Inc. *	7,122	140,944
Cypress Semiconductor Corp. * Þ	13,562	235,843
Fairchild Semiconductor International, Inc., Class A *	6,796	110,911
Freescale Semiconductor, Inc., Class B *	20,295	810,379
Integrated Device Technology, Inc.	9,624	158,796
Intel Corp.	632,507	13,504,024
International Rectifier Corp. *	4,278	171,120
Intersil Corp., Class A	6,719	166,430
KLA-Tencor Corp.	17,080	882,524
Lam Research Corp. *	15,292	804,359
Linear Technology Corp.	33,015	1,061,102
LSI Logic Corp. *	31,059	331,089
Maxim Integrated Products, Inc.	34,870	1,097,708
MEMC Electronic Materials, Inc. *	15,958	635,128
Microchip Technology, Inc.	23,310	795,104
Micron Technology, Inc. *	35,954	524,928
National Semiconductor Corp.	36,710	888,015
Novellus Systems, Inc. *	5,479	171,054
NVIDIA Corp. *	38,330	1,417,827
PMC-Sierra, Inc. *	22,451	170,852
Rambus, Inc. * Þ	8,590	191,557
Silicon Laboratories, Inc. *	5,440	175,277
Spansion, Inc., Class A *	846	12,360
Teradyne, Inc. *	16,618	247,608
Texas Instruments, Inc.	169,412	5,006,125
Xilinx, Inc.	37,352	1,001,034

		38,637,866

Software 6.3%
Activision, Inc. *	30,070	512,694
Adobe Systems, Inc. *	65,101	2,612,503
Autodesk, Inc. *	25,117	1,034,318
BEA Systems, Inc. *	42,358	583,270
BMC Software, Inc. *	23,141	753,471
CA, Inc.	6,883	149,361
Cadence Design Systems, Inc. *	25,803	474,259
Citrix Systems, Inc. *	19,806	569,224
Electronic Arts, Inc. *	33,033	1,844,893
FactSet Research Systems, Inc.	4,531	239,599
Fair Isaac Corp.	5,721	238,108

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Intuit, Inc. *	37,864	$ 1,191,959
McAfee, Inc. *	16,045	468,674
Microsoft Corp.	965,022	28,304,096
NAVTEQ Corp. *	10,097	361,170
Oracle Corp. *	432,145	8,223,719
Red Hat, Inc. *	19,996	347,930
Salesforce.com, Inc. *	9,182	358,098
Symantec Corp. *	44,164	936,277
Synopsys, Inc. *	1,407	35,949

		49,239,572

MATERIALS 2.7%
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,852	197,187
Airgas, Inc.	6,891	293,212
Cabot Corp.	2,841	116,850
Celanese Corp., Ser. A	4,443	97,746
E.I. DuPont de Nemours & Co.	80,239	3,765,616
Ecolab, Inc.	19,610	869,704
Huntsman Corp. *	6,952	121,034
International Flavors & Fragrances, Inc.	6,707	315,967
Monsanto Co.	58,842	2,828,535
Nalco Holding Co. *	11,545	230,092
PPG Industries, Inc.	2,287	147,054
Praxair, Inc.	35,134	2,192,362
Rohm & Haas Co.	2,605	136,033
Scotts Miracle-Gro Co., Class A	3,826	189,272
Sigma-Aldrich Corp.	3,130	238,224
Valhi, Inc.	793	21,181

		11,760,069

Construction Materials 0.2%
Eagle Materials, Inc.	5,471	235,253
Florida Rock Industries, Inc.	5,213	234,794
Martin Marietta Materials, Inc.	4,972	493,769
Vulcan Materials Co.	10,267	910,888

		1,874,704

Containers & Packaging 0.3%
Ball Corp.	11,384	486,780
Crown Holdings, Inc. *	18,240	375,744
Owens-Illinois, Inc. *	16,675	315,158
Packaging Corporation of America	8,827	199,049
Pactiv Corp. *	14,469	498,457
Sealed Air Corp.	3,655	217,509

		2,092,697

Metals & Mining 0.7%
Alcoa, Inc.	37,560	1,170,745
Allegheny Technologies, Inc.	10,902	977,364
Carpenter Technology Corp.	2,585	276,104
Freeport-McMoRan Copper & Gold, Inc., Class B	11,025	693,142
Newmont Mining Corp.	43,061	2,019,992
Southern Copper Corp.	1,472	80,533

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

Titanium Metals Corp. Þ	8,620	$ 275,581

		5,493,461

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
Citizens Communications Co.	14,522	205,777
Level 3 Communications, Inc. *	127,533	681,026
NeuStar, Inc., Class A *	6,784	225,568

		1,112,371

Wireless Telecommunication Services 0.7%
American Tower Corp., Class A *	45,623	1,727,743
Crown Castle International Corp. *	19,509	672,280
Leap Wireless International, Inc. *	2,041	115,827
NII Holdings, Inc., Class B *	14,976	972,392
SBA Communcations Corp. *	11,201	317,772
Sprint Nextel Corp.	75,012	1,463,484
Telephone & Data Systems, Inc.	6,378	329,487
U.S. Cellular Corp. *	1,001	67,387

		5,666,372

UTILITIES 1.4%
Electric Utilities 0.6%
Allegheny Energy, Inc. *	17,761	787,878
DPL, Inc. Þ	2,209	61,764
Exelon Corp.	61,477	3,733,498
NRG Energy, Inc. *	4,111	233,998

		4,817,138

Gas Utilities 0.2%
Equitable Resources, Inc.	11,380	493,664
Questar Corp.	8,242	710,873

		1,204,537

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	71,582	1,672,871
Constellation Energy Group, Inc.	2,471	169,535
TXU Corp.	49,663	2,850,160

		4,692,566

Water Utilities 0.0%
Aqua America, Inc. Þ	8,464	202,374

Total Common Stocks (cost $570,088,479)		772,825,077

EXCHANGE TRADED FUND 1.8%
iShares Russell 1000 Growth Index Fund (cost $13,955,420)	267,625	14,738,109

	Principal
SHORT-TERM INVESTMENTS 1.1%	Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.89%, 01/11/2007 † ƒ	$ 100,000	99,443

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

November 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	53,476	$ 53,476
Navigator Prime Portfolio ÞÞ	8,422,531	8,422,531

		8,476,007

Total Short-Term Investments (cost $8,575,450)		8,575,450

Total Investments (cost $592,619,349) 100.9%		796,138,636
Other Assets and Liabilities (0.9%)		(7,392,094)

Net Assets 100.0%		$ 788,746,542

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $901,399 at
November 30, 2006. The Fund earned $9,371 of income from Wachovia Corporation during the six months ended
November 30, 2006, which is included in income from affiliates.
†	Rate shown represents the yield to maturity at the date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown represents the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ÞÞ	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of November 30, 2006:
Information Technology	26.6%
Health Care	16.9%
Industrials	14.1%
Consumer Discretionary	13.8%
Consumer Staples	9.4%
Financials	8.2%
Energy	4.1%
Materials	2.7%
Utilities	1.4%
Telecommunication Services	0.9%
Other	1.9%

100.0%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund

November 30, 2006 (unaudited)

		Shares	Value

COMMON STOCKS	97.6%
CONSUMER DISCRETIONARY 8.3%
Auto Components 0.2%
Autoliv, Inc.		6,648	$ 389,639
BorgWarner, Inc.		4,244	245,303
Gentex Corp.		1,091	18,078
Johnson Controls, Inc.		6,750	548,978
TRW Automotive Holdings Corp.		3,493	86,766

			1,288,764

Automobiles 0.4%
Ford Motor Co.		144,637	1,175,899
General Motors Corp. Þ		37,848	1,106,297

			2,282,196

Distributors 0.1%
Genuine Parts Co.		13,839	648,911

Diversified Consumer Services 0.1%
Laureate Education, Inc. *		549	28,532
Service Corporation International		23,703	233,949
ServiceMaster Co.		16,263	210,606

			473,087

Hotels, Restaurants & Leisure 1.0%
Harrah's Entertainment, Inc.		3,879	305,277
International Speedway Corp., Class A		2,825	146,420
McDonald's Corp.		98,375	4,128,799
OSI Restaurant Partners, Inc.		2,470	96,577
Starwood Hotels & Resorts Worldwide, Inc.		2,908	186,606
Wendy's International, Inc.		5,533	180,210
Wyndham Worldwide Corp.		13,804	438,139

			5,482,028

Household Durables 0.7%
Beazer Homes USA, Inc. Þ		1,605	73,284
Black & Decker Corp.		442	37,959
Centex Corp.		5,301	293,357
D.R. Horton, Inc.		11,577	308,411
Fortune Brands, Inc.		7,721	624,629
Jarden Corp. *		2,105	77,843
KB Home		3,123	161,428
Leggett & Platt, Inc.		6,560	155,997
Lennar Corp., Class A		6,526	342,615
M.D.C. Holdings, Inc.		1,543	88,152
Mohawk Industries, Inc. * Þ		3,760	291,137
Newell Rubbermaid, Inc.		8,541	243,333
Pulte Homes, Inc.		8,593	289,928
Ryland Group, Inc.		2,174	114,679
Snap-On, Inc.		4,070	193,325
Standard Pacific Corp.		3,294	84,524
Stanley Works		1,954	99,693
Toll Brothers, Inc. *		8,359	269,160

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Whirlpool Corp.	5,844	$ 498,493

		4,247,947

Internet & Catalog Retail 0.2%
Expedia, Inc. *	15,858	288,140
IAC/InterActiveCorp. *	8,614	314,325
Liberty Interactive Group, Class A *	12,339	280,836

		883,301

Leisure Equipment & Products 0.3%
Brunswick Corp.	6,156	199,270
Eastman Kodak Co.	23,021	599,006
Hasbro, Inc.	12,730	340,528
Mattel, Inc.	31,214	685,147

		1,823,951

Media 4.0%
Cablevision Systems Corp., Class A *	8,627	239,572
CBS Corp., Class B	53,925	1,604,269
Clear Channel Communications, Inc.	40,335	1,418,179
Comcast Corp., Class A *	77,284	3,126,911
CTC Media, Inc. *	769	17,379
Discovery Holding Co., Class A *	16,124	247,342
DreamWorks Animation SKG, Inc., Class A *	1,203	35,164
Gannett Co., Inc.	19,060	1,134,451
Hearst-Argyle Television, Inc.	2,132	53,982
Idearc, Inc. *	11,690	321,943
Liberty Global, Inc., Class A *	20,502	552,939
Liberty Media Holding Corp., Ser. A	11,257	989,715
McClatchy Co., Class A	4,053	168,889
New York Times Co., Class A Þ	10,599	255,860
News Corp., Class A	59,419	1,224,031
NTL, Inc.	23,304	561,393
R.H. Donnelley Corp.	5,262	326,244
Time Warner, Inc.	297,391	5,989,455
Tribune Co. Þ	14,600	464,280
Univision Communications, Inc., Class A *	5,454	194,108
Walt Disney Co.	112,757	3,726,619
Warner Music Group Corp.	3,416	86,835
Washington Post Co., Class B	358	263,094

		23,002,654

Multi-line Retail 0.7%
Dillard's, Inc., Class A	5,014	178,348
Dollar General Corp.	1,695	26,340
Dollar Tree Stores, Inc. *	7,564	226,996
Family Dollar Stores, Inc.	5,789	161,455
Federated Department Stores, Inc.	40,505	1,704,855
Saks, Inc.	10,910	223,873
Sears Holdings Corp.	6,836	1,171,827

		3,693,694

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	436	15,042
AutoNation, Inc.	12,610	259,892
Barnes & Noble, Inc.	3,209	128,424

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Circuit City Stores, Inc.		1,253	$ 31,275
Foot Locker, Inc.		11,057	253,205
Gap, Inc.		19,783	370,338
Home Depot, Inc.		12,900	489,813
OfficeMax, Inc.		5,701	268,346
RadioShack Corp. Þ		2,559	44,859
Sally Beauty Holdings, Inc.		4,915	45,513
Sherwin-Williams Co.		3,538	221,302
Tiffany & Co.		4,525	173,896
United Auto Group, Inc.		3,896	91,439

			2,393,344

Textiles, Apparel & Luxury Goods	0.2%
Hanesbrands, Inc. *		3,609	88,024
Jones Apparel Group, Inc.		9,021	303,106
Liz Claiborne, Inc.		8,376	358,074
VF Corp.		7,038	551,709

			1,300,913

CONSUMER STAPLES 7.4%
Beverages 0.9%
Anheuser-Busch Companies, Inc.		22,297	1,059,330
Coca-Cola Co.		55,201	2,585,063
Coca-Cola Enterprises, Inc.		24,476	500,534
Constellation Brands, Inc., Class A *		13,072	365,755
Molson Coors Brewing Co., Class B		3,914	278,207
Pepsi Bottling Group, Inc.		5,339	167,217
PepsiAmericas, Inc.		5,002	104,242

			5,060,348

Food & Staples Retailing 0.7%
BJ's Wholesale Club, Inc.		5,414	174,872
Costco Wholesale Corp.		12,161	635,534
CVS Corp.		6,231	179,266
Kroger Co.		50,688	1,087,764
Rite Aid Corp.		42,387	201,338
Safeway, Inc.		36,074	1,111,440
SUPERVALU, Inc.		16,401	561,898

			3,952,112

Food Products 1.5%
Archer Daniels Midland Co.		52,451	1,841,030
Campbell Soup Co.		8,104	308,519
ConAgra Foods, Inc.		41,625	1,069,763
Corn Products International, Inc.		5,943	215,850
Dean Foods Co.		10,901	466,781
Del Monte Foods Co.		16,005	180,696
General Mills, Inc.		25,303	1,415,703
H.J. Heinz Co.		11,599	515,576
Hershey Co.		1,711	90,632
Hormel Foods Corp.		5,913	223,984
J.M. Smucker Co.		4,665	224,293
Kellogg Co.		5,167	257,213
Kraft Foods, Inc., Class A		16,906	592,555
McCormick & Co., Inc.		2,240	86,733
Sara Lee Corp.		28,877	478,781

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Smithfield Foods, Inc.	7,920	$ 208,930
Tyson Foods, Inc., Class A Þ	17,802	282,874

		8,459,913

Household Products 2.7%
Clorox Co.	12,091	773,824
Colgate-Palmolive Co.	4,290	279,065
Energizer Holdings, Inc. *	911	60,208
Kimberly-Clark Corp.	15,476	1,028,690
Procter & Gamble Co.	208,557	13,095,294

		15,237,081

Personal Products 0.0%
Alberto-Culver Co.	4,915	98,644

Tobacco 1.6%
Altria Group, Inc.	91,376	7,694,773
Carolina Group	7,477	466,340
Reynolds American, Inc. Þ	13,762	884,071
UST, Inc. Þ	5,743	321,493

		9,366,677

ENERGY 14.0%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. *	925	61,522
Pride International, Inc. *	2,427	78,368
Rowan Companies, Inc.	610	21,972
SEACOR Holdings, Inc.	1,812	170,636
Tidewater, Inc. Þ	2,030	112,320

		444,818

Oil, Gas & Consumable Fuels 13.9%
Anadarko Petroleum Corp.	36,749	1,813,931
Apache Corp.	26,475	1,851,397
Cabot Oil & Gas Corp.	3,915	243,239
Chesapeake Energy Corp.	29,914	1,017,973
Chevron Corp.	177,647	12,847,431
Cimarex Energy Co.	6,620	248,978
ConocoPhillips	132,293	8,903,319
Devon Energy Corp.	35,263	2,587,246
El Paso Corp.	3,625	52,925
EOG Resources, Inc.	10,674	752,837
Exxon Mobil Corp.	457,271	35,122,966
Forest Oil Corp.	4,399	156,340
Frontier Oil Corp.	4,193	132,667
Hess Corp.	19,393	974,886
Marathon Oil Corp.	29,048	2,741,550
Murphy Oil Corp.	14,958	811,920
Newfield Exploration Co.	10,308	513,029
Noble Energy, Inc.	14,198	759,593
Occidental Petroleum Corp.	68,648	3,455,740
Overseas Shipholding Group, Inc.	2,392	137,684
Pioneer Natural Resources Co.	9,827	427,966
Pogo Producing Co.	4,646	245,866
Sunoco, Inc.	4,914	334,938
Tesoro Corp.	5,495	387,123

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Valero Energy Corp.		49,326	$ 2,716,383
Williams Cos.		11,448	317,796

			79,555,723

FINANCIALS 34.9%
Capital Markets	3.9%
A.G. Edwards, Inc.		6,136	354,968
Allied Capital Corp. Þ		11,219	344,872
American Capital Strategies, Ltd. Þ		11,396	516,011
Ameriprise Financial, Inc.		17,216	931,386
Bank of New York Co.		57,404	2,040,138
Bear Stearns Cos.		9,666	1,473,872
E*TRADE Financial Corp. *		2,597	62,510
Goldman Sachs Group, Inc.		7,460	1,453,208
Janus Capital Group, Inc.		7,879	159,629
Jefferies Group, Inc.		9,499	275,376
Legg Mason, Inc.		4,487	427,880
Lehman Brothers Holdings, Inc.		37,377	2,753,564
Mellon Financial Corp.		3,447	138,673
Merrill Lynch & Co., Inc.		60,475	5,287,329
Morgan Stanley		76,487	5,825,250
Northern Trust Corp.		961	54,739
Raymond James Financial, Inc.		7,262	228,826
State Street Corp.		1,678	104,254

			22,432,485

Commercial Banks 7.4%
Associated Banc-Corp.		10,598	352,278
BancorpSouth, Inc.		6,356	165,574
Bank of Hawaii Corp.		1,431	73,883
BB&T Corp.		43,798	1,883,752
BOK Financial Corp.		1,748	94,200
City National Corp.		3,342	226,654
Colonial Bancgroup, Inc.		12,390	302,316
Comerica, Inc.		13,018	758,299
Commerce Bancshares, Inc. Þ		5,621	273,107
Compass Bancshares, Inc.		10,349	591,342
Cullen/Frost Bankers, Inc.		2,601	141,755
East West Bancorp, Inc.		379	13,496
Fifth Third Bancorp		38,268	1,508,907
First Citizens Bancshares, Inc.		482	96,183
First Horizon National Corp. Þ		9,876	393,657
Fulton Financial Corp.		13,912	226,070
Huntington Bancshares, Inc.		19,658	477,886
KeyCorp		32,395	1,169,460
M&T Bank Corp.		6,094	722,992
Marshall & Ilsley Corp.		20,288	928,988
Mercantile Bankshares Corp.		9,875	450,399
National City Corp.		45,772	1,652,369
PNC Financial Services Group, Inc.		23,723	1,676,979
Popular, Inc.		22,310	394,887
Regions Financial Corp.		58,672	2,150,329
Sky Financial Group, Inc.		8,075	199,856
South Financial Group, Inc.		6,010	156,200
SunTrust Banks, Inc.		29,143	2,379,526

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Synovus Financial Corp.	12,066	$ 362,221
TCF Financial Corp.	6,554	171,190
TD Banknorth, Inc.	8,078	259,950
U.S. Bancorp	142,651	4,798,780
UnionBanCal Corp.	4,289	246,875
Valley National Bancorp Þ	9,369	243,219
Wachovia Corp. °	138,883	7,526,070
Wells Fargo & Co.	228,630	8,056,921
Whitney Holding Corp.	5,265	169,691
Wilmington Trust Corp.	5,467	227,209
Zions Bancorp	8,504	665,353

		42,188,823

Consumer Finance 0.4%
AmeriCredit Corp. *	7,045	165,205
Capital One Financial Corp.	28,481	2,218,100
Nelnet, Inc., Class A *	205	5,412
Student Loan Corp.	321	66,447

		2,455,164

Diversified Financial Services 9.5%
Bank of America Corp.	365,747	19,695,476
CIT Group, Inc.	15,977	830,964
Citigroup, Inc.	398,426	19,757,945
JPMorgan Chase & Co.	278,472	12,887,684
Leucadia National Corp.	13,081	360,905
NYSE Group, Inc. Þ	6,147	615,315

		54,148,289

Insurance 7.5%
Alleghany Corp.	386	132,244
Allstate Corp.	50,923	3,232,592
Ambac Financial Group, Inc.	7,753	663,967
American International Group, Inc.	153,408	10,787,651
American National Insurance Co.	1,137	129,811
AON Corp.	25,539	911,232
Arthur J. Gallagher & Co. Þ	5,402	158,225
Assurant, Inc.	10,338	568,176
Chubb Corp.	33,254	1,721,227
Cincinnati Financial Corp.	12,485	552,836
CNA Financial Corp. *	1,726	66,451
Conseco, Inc.	12,143	241,524
Erie Indemnity Co., Class A	3,959	222,813
Fidelity National Title Group, Inc., Class A	17,175	388,842
First American Corp.	6,870	265,251
Genworth Financial, Inc., Class A	36,548	1,198,774
Hartford Financial Services Group, Inc.	24,292	2,083,282
HCC Insurance Holdings, Inc.	4,082	123,236
Lincoln National Corp.	22,535	1,433,001
Loews Corp.	35,528	1,418,278
Markel Corp. *	633	283,426
Marsh & McLennan Cos.	44,034	1,383,548
MBIA, Inc.	10,798	752,081
Mercury General Corp.	2,124	113,528
MetLife, Inc.	37,089	2,178,237
Nationwide Financial Services, Inc., Class A	3,920	203,840

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Old Republic International Corp.	18,421	$ 415,394
Philadelphia Consolidated Holding Co. *	772	34,393
Principal Financial Group, Inc.	20,711	1,196,060
Progressive Corp.	45,781	1,032,362
Protective Life Corp.	5,601	264,479
Prudential Financial, Inc.	33,795	2,753,617
Reinsurance Group of America, Inc.	2,329	128,491
SAFECO Corp.	9,553	578,625
St. Paul Travelers Companies, Inc.	55,802	2,891,102
StanCorp Financial Group, Inc.	4,384	199,077
The Hanover Insurance Group, Inc.	2,597	123,046
Torchmark Corp.	8,043	508,478
TransAtlantic Holdings, Inc.	1,372	84,899
Unitrin, Inc.	3,804	186,092
Universal American Financial Corp.	4,557	237,921
UnumProvident Corp.	27,451	562,196
W.R. Berkley Corp.	5,950	208,905
Wesco Financial Corp.	113	54,240

		42,673,450

Real Estate Investment Trusts 3.5%
AMB Property Corp.	7,053	432,137
Annaly Mortgage Management, Inc.	15,990	223,540
Apartment Investment & Management Co., Class A	7,790	449,016
Archstone-Smith Trust	17,130	1,027,457
AvalonBay Communities, Inc.	5,961	793,290
Boston Properties, Inc.	9,149	1,070,890
Brandywine Realty Trust	7,284	256,033
BRE Properties, Inc.	4,113	265,864
Camden Property Trust	4,516	360,061
CapitalSource, Inc.	2,620	71,316
CBL & Associates Properties, Inc.	5,155	222,181
Colonial Properties Trust	3,666	179,487
Developers Diversified Realty Corp.	5,073	328,629
Duke Realty Corp.	10,810	470,451
Equity Office Properties Trust	29,344	1,414,381
Equity Residential	23,342	1,243,195
Essex Property Trust, Inc.	1,007	132,964
Federal Realty Investment Trust	2,036	173,426
General Growth Properties, Inc.	6,654	365,571
Health Care Property Investors, Inc.	15,895	576,512
Health Care REIT, Inc.	4,978	208,728
Hospitality Properties Trust	5,767	289,446
Host Hotels & Resorts, Inc.	41,478	1,046,075
HRPT Properties Trust	16,820	211,427
iStar Financial, Inc.	10,120	473,515
Kimco Realty Corp.	17,702	821,019
Liberty Property Trust	7,150	366,152
Mack-Cali Realty Corp.	4,994	272,872
New Century Financial Corp. Þ	3,661	132,016
New Plan Excel Realty Trust, Inc.	8,384	238,860
Plum Creek Timber Co., Inc.	14,774	550,479
ProLogis	19,634	1,279,548
Public Storage, Inc.	3,648	351,229
Rayonier, Inc.	5,575	232,478

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Reckson Associates Realty Corp.	6,669	$ 322,646
Regency Centers Corp.	5,497	434,153
Simon Property Group, Inc.	7,877	803,296
Taubman Centers, Inc.	1,954	96,645
Thornburg Mortgage, Inc.	8,967	226,596
Ventas, Inc.	3,355	130,677
Vornado Realty Trust	9,792	1,234,869
Weingarten Realty Investors	4,846	231,251

		20,010,378

Real Estate Management & Development 0.1%
Realogy Corp.	14,850	387,437

Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	7,317	218,778
Capitol Federal Financial Þ	1,763	65,725
Countrywide Financial Corp.	48,698	1,934,285
Fannie Mae	77,757	4,434,482
Freddie Mac	27,452	1,843,676
Hudson City Bancorp, Inc.	23,328	309,563
IndyMac Bancorp, Inc.	4,447	204,340
MGIC Investment Corp.	6,653	385,608
New York Community Bancorp, Inc. Þ	23,637	381,974
PMI Group, Inc.	6,366	275,711
Radian Group, Inc.	6,605	351,452
Sovereign Bancorp, Inc.	31,444	785,471
Washington Federal, Inc.	6,990	162,448
Washington Mutual, Inc.	77,000	3,363,360
Webster Financial Corp.	4,231	202,115

		14,918,988

HEALTH CARE 7.0%
Biotechnology 0.2%
Biogen Idec, Inc. *	13,917	727,302
Millennium Pharmaceuticals, Inc. *	11,656	131,130

		858,432

Health Care Equipment & Supplies 0.1%
Bausch & Lomb, Inc. Þ	3,597	174,167
Beckman Coulter, Inc.	410	24,334
Cooper Cos.	1,777	95,905
Hillenbrand Industries, Inc.	2,842	164,438

		458,844

Health Care Providers & Services 1.2%
Aetna, Inc.	21,002	867,593
AmerisourceBergen Corp.	13,559	623,578
Caremark Rx, Inc.	2,766	130,832
CIGNA Corp.	8,220	1,036,131
Community Health Systems, Inc. *	3,072	107,520
Health Management Associates, Inc., Class A	14,338	293,929
Health Net, Inc. *	730	33,682
Lifepoint Hospitals, Inc. *	2,986	103,644
McKesson Corp.	7,361	363,633
Medco Health Solutions, Inc. *	9,308	467,355
Omnicare, Inc. Þ	5,010	198,847

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Tenet Healthcare Corp. *	12,033	$ 85,314
Triad Hospitals, Inc. *	5,859	249,125
Universal Health Services, Inc., Class B	2,822	155,803
WellPoint, Inc. *	27,587	2,087,508

		6,804,494

Health Care Technology 0.0%
IMS Health, Inc.	4,562	125,318

Life Sciences Tools & Services 0.2%
Applera Corp. - Applied Biosystems Group	2,892	105,384
Charles River Laboratories International, Inc. *	3,832	159,986
Invitrogen Corp. *	2,460	135,349
PerkinElmer, Inc.	4,891	105,988
Thermo Fisher Scientific, Inc. *	17,303	758,390

		1,265,097

Pharmaceuticals 5.3%
Abbott Laboratories	24,342	1,135,798
Bristol-Myers Co.	85,415	2,120,854
Eli Lilly & Co.	19,227	1,030,375
Johnson & Johnson	27,054	1,783,129
King Pharmaceuticals, Inc.	19,412	320,880
Kos Pharmaceuticals, Inc. *	146	11,349
Merck & Co., Inc.	121,569	5,411,036
Pfizer, Inc.	587,263	16,143,860
Watson Pharmaceuticals, Inc.	8,176	209,878
Wyeth	41,962	2,025,925

		30,193,084

INDUSTRIALS 6.7%
Aerospace & Defense 1.4%
Alliant Techsystems, Inc. *	1,708	132,045
Armor Holdings, Inc.	2,402	135,833
DRS Technologies, Inc.	2,232	110,908
General Dynamics Corp.	32,354	2,421,373
Goodrich Corp.	685	30,825
Honeywell International, Inc.	36,297	1,560,045
L-3 Communications Holdings, Inc.	9,071	746,090
Northrop Grumman Corp.	25,540	1,709,392
Raytheon Co.	18,559	947,251
United Technologies Corp.	6,886	444,354

		8,238,116

Airlines 0.2%
AMR Corp. *	4,004	127,968
Southwest Airlines Co.	27,016	424,421
UAL Corp.	8,875	360,148

		912,537

Building Products 0.1%
Lennox International, Inc.	4,565	133,481
Masco Corp.	12,543	359,859
USG Corp. * Þ	3,362	187,364

		680,704

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Commercial Services & Supplies 0.3%
Adesa, Inc.	7,202	$ 190,277
Allied Waste Industries, Inc. *	18,882	239,424
Brink's Co.	868	48,730
Corrections Corporation of America *	1,638	74,447
Equifax, Inc.	1,072	40,725
Manpower, Inc.	1,005	71,355
Pitney Bowes, Inc.	7,347	338,623
R.R. Donnelley & Sons Co.	17,320	610,876
Republic Services, Inc., Class A	533	22,109
Steelcase, Inc.	1,380	24,426
Waste Management, Inc.	4,806	175,948

		1,836,940

Construction & Engineering 0.1%
Quanta Services, Inc. *	4,771	87,452
Shaw Group, Inc.	6,433	192,282
URS Corp. *	3,870	170,899

		450,633

Electrical Equipment 0.1%
American Power Conversion Corp.	8,387	254,545
Emerson Electric Co.	2,040	176,868
Hubbell, Inc., Class B	3,498	183,470

		614,883

Industrial Conglomerates 2.7%
Carlisle Cos.	357	29,235
General Electric Co.	428,364	15,112,682
Teleflex, Inc.	3,226	208,496
Textron, Inc.	688	67,046

		15,417,459

Machinery 1.1%
AGCO Corp. *	6,763	211,208
Crane Co.	4,247	161,811
Cummins, Inc.	775	92,938
Deere & Co.	18,800	1,804,800
Dover Corp.	1,716	86,315
Eaton Corp.	12,038	927,889
Flowserve Corp. *	3,846	207,069
ITT Corp.	4,922	265,542
Kennametal, Inc.	3,173	193,807
Paccar, Inc.	8,238	537,941
Pall Corp.	8,220	258,026
Parker Hannifin Corp.	5,525	461,227
Pentair, Inc.	5,068	161,466
SPX Corp.	4,790	292,717
Terex Corp. *	4,232	237,077
Timken Co.	6,228	185,221
Trinity Industries, Inc.	367	13,873

		6,098,927

Marine 0.0%
Alexander & Baldwin, Inc.	3,545	156,512

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Road & Rail 0.6%
Avis Budget Group, Inc.		6,902	$ 141,215
CSX Corp.		18,150	650,859
Kansas City Southern *		3,849	104,115
Laidlaw International, Inc.		6,580	191,149
Norfolk Southern Corp.		14,591	718,607
Ryder System, Inc.		4,889	255,059
Swift Transportation Co., Inc. *		2,302	65,308
Union Pacific Corp.		11,726	1,061,438
YRC Worldwide, Inc. Þ		4,605	178,444

			3,366,194

Trading Companies & Distributors 0.1%
GATX Corp.		1,709	78,922
United Rentals, Inc.		5,182	129,861
W.W. Grainger, Inc.		1,735	125,545

			334,328

INFORMATION TECHNOLOGY	3.4%
Communications Equipment	0.4%
ADC Telecommunications, Inc. *		1,060	14,617
Avaya, Inc. *		34,126	436,130
Ciena Corp. *		5,187	130,401
Comverse Technology, Inc. *		3,173	61,937
Juniper Networks, Inc. *		20,948	445,983
Motorola, Inc.		42,363	939,188
Tellabs, Inc.		35,914	360,577

			2,388,833

Computers & Peripherals 1.2%
Diebold, Inc.		1,069	49,174
EMC Corp. *		21,358	280,003
Hewlett-Packard Co.		88,492	3,491,894
International Business Machines Corp.		11,307	1,039,339
Lexmark International, Inc., Class A *		1,860	128,303
NCR Corp. *		11,523	494,452
Sun Microsystems, Inc. *		255,941	1,387,200

			6,870,365

Electronic Equipment & Instruments 0.3%
Arrow Electronics, Inc. *		8,407	267,006
Avnet, Inc. *		5,526	136,990
AVX Corp.		2,230	34,654
Ingram Micro, Inc., Class A		11,242	229,112
Sanmina-SCI Corp. *		25,623	94,805
Solectron Corp. *		38,975	129,787
Symbol Technologies, Inc.		4,027	59,680
Tech Data Corp.		4,455	186,308
Tektronix, Inc.		1,917	58,584
Vishay Intertechnology, Inc. *		10,661	139,659

			1,336,585

Internet Software & Services 0.0%
VeriSign, Inc. *		1,218	31,802

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	5,276	$ 266,702
Ceridian Corp. *	1,103	27,035
Computer Sciences Corp.	13,763	718,429
Convergys Corp. *	10,613	255,986
Electronic Data Systems Corp.	18,241	495,061
Fidelity National Information Services, Inc.	13,467	537,333
Hewitt Associates, Inc., Class A *	8,062	204,775
Sabre Holdings Corp., Class A	10,639	291,828
Unisys Corp.	27,491	198,210

		2,995,359

Office Electronics 0.2%
Xerox Corp.	77,363	1,276,490

Semiconductors & Semiconductor Equipment 0.4%
Atmel Corp.	34,372	173,922
Cree, Inc. *	926	18,326
Cypress Semiconductor Corp. * Þ	1,198	20,833
Fairchild Semiconductor International, Inc., Class A *	4,736	77,292
Freescale Semiconductor, Inc., Class B *	17,561	701,211
Integrated Device Technology, Inc.	8,956	147,774
International Rectifier Corp. *	2,580	103,200
Intersil Corp., Class A	6,407	158,701
KLA-Tencor Corp.	3,367	173,973
LSI Logic Corp. *	8,903	94,906
Micron Technology, Inc. *	31,615	461,579
Novellus Systems, Inc. *	6,160	192,315
Rambus, Inc. * Þ	735	16,391
Spansion, Inc., Class A *	2,899	42,354
Teradyne, Inc. *	3,638	54,206

		2,436,983

Software 0.4%
CA, Inc.	28,085	609,445
Cadence Design Systems, Inc. *	3,623	66,591
Compuware Corp.	28,230	236,850
Fair Isaac Corp.	1,015	42,244
McAfee, Inc. *	959	28,012
Novell, Inc.	27,170	170,628
Symantec Corp. *	42,626	903,671
Synopsys, Inc. *	10,490	268,020

		2,325,461

MATERIALS 3.7%
Chemicals 1.7%
Air Products & Chemicals, Inc.	15,865	1,096,906
Airgas, Inc.	342	14,552
Albemarle Corp.	3,148	219,542
Ashland, Inc.	5,109	345,419
Cabot Corp.	2,989	122,938
Celanese Corp., Ser. A	2,812	61,864
Chemtura Corp.	19,258	186,417
Cytec Industries, Inc.	3,306	176,309
Dow Chemical Co.	77,077	3,083,851

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

E.I. DuPont de Nemours & Co.	14,693	$ 689,542
Eastman Chemical Co.	6,553	389,117
FMC Corp.	3,134	222,138
Huntsman Corp. *	2,103	36,613
International Flavors & Fragrances, Inc.	2,337	110,096
Lubrizol Corp.	5,480	259,423
Lyondell Chemical Co.	17,383	429,360
Mosaic Co.	11,812	251,596
PPG Industries, Inc.	11,589	745,173
Rohm & Haas Co.	10,964	572,540
RPM International, Inc.	9,502	191,655
Scotts Miracle-Gro Co., Class A	935	46,254
Sigma-Aldrich Corp.	3,058	232,744
Valspar Corp.	8,147	227,953
Westlake Chemical Corp.	1,086	35,567

		9,747,569

Containers & Packaging 0.2%
Bemis Co., Inc.	8,402	286,760
Sealed Air Corp.	3,845	228,816
Smurfit-Stone Container Corp.	20,395	218,838
Sonoco Products Co.	7,938	293,627
Temple-Inland, Inc.	8,855	346,231

		1,374,272

Metals & Mining 1.2%
Alcoa, Inc.	42,050	1,310,699
Carpenter Technology Corp.	132	14,099
Commercial Metals Co.	9,643	280,129
Freeport-McMoRan Copper & Gold, Inc., Class B	6,978	438,707
Newmont Mining Corp.	1,812	85,001
NuCor Corp.	24,973	1,494,634
Phelps Dodge Corp.	16,335	2,009,205
Reliance Steel & Aluminum Co.	5,268	202,765
Steel Dynamics, Inc.	7,362	239,412
United States Steel Corp.	9,864	737,729

		6,812,380

Paper & Forest Products 0.6%
International Paper Co.	36,450	1,206,495
Louisiana-Pacific Corp.	8,511	179,582
MeadWestvaco Corp.	14,518	428,281
Weyerhaeuser Co.	19,734	1,276,395

		3,090,753

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	311,604	10,566,492
BellSouth Corp.	144,969	6,464,168
CenturyTel, Inc.	9,310	396,141
Citizens Communications Co.	15,340	217,368
Embarq Corp.	11,938	614,210
Qwest Communications International, Inc.	126,668	974,077
Verizon Communications, Inc.	233,804	8,169,112

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

Windstream Corp.	35,554	$ 495,623

		27,897,191

Wireless Telecommunication Services 1.0%
Alltel Corp.	31,185	1,769,437
Crown Castle International Corp. *	1,777	61,235
Leap Wireless International, Inc. *	2,373	134,668
Sprint Nextel Corp.	177,021	3,453,680
Telephone & Data Systems, Inc.	4,037	208,551
U.S. Cellular Corp. *	525	35,343

		5,662,914

UTILITIES 6.3%
Electric Utilities 2.9%
American Electric Power Co., Inc.	31,571	1,310,512
Consolidated Edison, Inc. Þ	19,698	949,838
DPL, Inc. Þ	7,521	210,287
Edison International	26,113	1,200,676
Entergy Corp.	16,666	1,521,939
Exelon Corp.	8,249	500,962
FirstEnergy Corp.	26,435	1,581,870
FPL Group, Inc.	32,400	1,726,920
Great Plains Energy, Inc. Þ	6,369	201,324
Hawaiian Electric Industries, Inc.	6,502	175,944
Mirant Corp.	20,516	624,097
Northeast Utilities	12,308	344,993
NRG Energy, Inc. *	7,104	404,360
Pepco Holdings, Inc.	15,257	391,037
Pinnacle West Capital Corp.	7,950	392,253
PPL Corp.	30,495	1,108,493
Progress Energy, Inc.	20,275	968,537
Reliant Energy, Inc.	24,576	329,810
Sierra Pacific Resources	17,706	290,733
Southern Co.	59,472	2,155,860

		16,390,445

Gas Utilities 0.3%
AGL Resource, Inc.	6,246	239,909
Atmos Energy Corp.	6,504	213,136
Energen Corp.	5,888	267,080
Equitable Resources, Inc.	1,276	55,353
National Fuel Gas Co.	6,730	255,067
ONEOK, Inc.	8,833	381,939
Questar Corp.	782	67,448
Southern Union Co.	8,543	239,460
UGI Corp.	8,440	237,839

		1,957,231

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	12,521	859,066
Dynegy, Inc., Class A	30,255	205,431

		1,064,497

Multi-Utilities 2.9%
Alliant Energy Corp.	9,420	366,438
Ameren Corp.	16,458	900,417

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

November 30, 2006 (unaudited)

CenterPoint Energy, Inc.	24,956	$ 408,031
CMS Energy Corp.	17,724	287,306
Dominion Resources, Inc.	27,854	2,248,932
DTE Energy Co.	14,248	670,938
Duke Energy Corp.	99,069	3,142,469
Energy East Corp.	11,836	289,153
KeySpan Corp.	14,022	575,323
MDU Resources Group, Inc.	14,422	379,875
NiSource, Inc.	21,853	538,895
NSTAR	8,560	301,141
OGE Energy Corp.	7,275	285,326
PG&E Corp.	27,824	1,277,956
Public Service Enterprise Group, Inc.	20,154	1,354,752
Puget Energy, Inc.	9,299	230,987
SCANA Corp.	9,255	381,861
Sempra Energy	20,765	1,131,693
TECO Energy, Inc.	16,732	284,277
Vectren Corp.	6,106	174,326
Wisconsin Energy Corp.	9,376	438,609
WPS Resources Corp. Þ	3,448	180,296
Xcel Energy, Inc.	32,498	746,154

		16,595,155

Water Utilities 0.0%
Aqua America, Inc. Þ	4,142	99,035

Total Common Stocks (cost $379,331,524)		557,076,942

EXCHANGE TRADED FUND 2.1%
iShares Russell 1000 Value Index Fund (cost $11,234,017)	148,777	12,098,546

	Principal
SHORT-TERM INVESTMENTS 1.6%	Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.89%, 03/01/2007 † ƒ	$ 100,000	98,778

	Shares	Value

MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø	405,665	405,665
Navigator Prime Portfolio ÞÞ	8,730,676	8,730,676

		9,136,341

Total Short-Term Investments (cost $9,235,119)		9,235,119

Total Investments (cost $399,800,660) 101.3%		578,410,607
Other Assets and Liabilities (1.3%)		(7,574,724)

Net Assets 100.0%		$ 570,835,883

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $4,820,781 at November 30, 2006. The Fund earned $147,784 of income from Wachovia Corporation during the six months ended
November 30, 2006, which is included in income from affiliates.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund November 30, 2006 (unaudited)

q	Rate shown represents the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ÞÞ	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of November 30, 2006:

Financials	35.0%
Energy	14.1%
Consumer Discretionary	8.3%
Consumer Staples	7.4%
Health Care	7.0%
Industrials	6.7%
Utilities	6.3%
Telecommunication Services	5.9%
Materials	3.7%
Information Technology	3.5%
Other	2.1%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $290,796,229) including $3,296,761 of securities loaned	$ 449,757,689
Investments in affiliates, at value (cost $3,703,048)	5,114,180

Total investments	454,871,869
Cash	76,348
Receivable for securities sold	897,419
Dividends receivable	1,001,162
Receivable for daily variation margin on open futures contracts	1,435
Receivable for securities lending income	892
Receivable from investment advisor	1,387

Total assets	456,850,512

Liabilities
Payable for securities purchased	839,396
Payable for securities on loan	3,392,542
Due to related parties	1,578
Accrued expenses and other liabilities	43,270

Total liabilities	4,276,786

Net assets	$ 452,573,726

Net assets represented by
Paid-in capital	$ 186,941,949
Undistributed net investment income	15,570,152
Accumulated net realized gains on investments	89,562,736
Net unrealized gains on investments	160,498,889

Total net assets	$ 452,573,726

Shares outstanding (unlimited number of shares authorized)
Class I	28,033,367

Net asset value per share
Class I	$ 16.14

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $591,664,474) including $8,306,660 of securities loaned	$ 795,178,345
Investments in affiliates, at value (cost $954,875)	960,291

Total investments	796,138,636
Receivable for securities sold	1,827,188
Dividends receivable	1,064,443
Receivable for daily variation margin on open futures contracts	560
Receivable for securities lending income	5,285
Receivable from investment advisor	2,366

Total assets	799,038,478

Liabilities
Payable for securities purchased	1,827,260
Payable for securities on loan	8,422,531
Due to related parties	2,448
Accrued expenses and other liabilities	39,697

Total liabilities	10,291,936

Net assets	$ 788,746,542

Net assets represented by
Paid-in capital	$ 530,778,878
Undistributed net investment income	13,982,211
Accumulated net realized gains on investments	40,428,806
Net unrealized gains on investments	203,556,647

Total net assets	$ 788,746,542

Shares outstanding (unlimited number of shares authorized)
Class I	53,699,823

Net asset value per share
Class I	$ 14.69

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $394,574,214) including $8,561,894 of securities loaned	$ 570,478,872
Investments in affiliates, at value (cost $5,226,446)	7,931,735

Total investments	578,410,607
Receivable for securities sold	2,210,928
Dividends receivable	1,539,115
Receivable for daily variation margin on open futures contracts	805
Receivable for securities lending income	3,348
Receivable from investment advisor	1,793

Total assets	582,166,596

Liabilities
Payable for securities purchased	2,548,130
Payable for securities on loan	8,730,676
Due to related parties	1,896
Accrued expenses and other liabilities	50,011

Total liabilities	11,330,713

Net assets	$ 570,835,883

Net assets represented by
Paid-in capital	$ 201,002,933
Undistributed net investment income	27,014,584
Accumulated net realized gains on investments	164,141,430
Net unrealized gains on investments	178,676,936

Total net assets	$ 570,835,883

Shares outstanding (unlimited number of shares authorized)
Class I	32,099,834

Net asset value per share
Class I	$ 17.78

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Dividends	$ 3,921,435
Income from affiliates	139,646
Interest	12,321
Securities lending	1,430

Total investment income	4,074,832

Expenses
Advisory fee	676,252
Administrative services fee	210,625
Transfer agent fees	31
Trustees' fees and expenses	3,310
Printing and postage expenses	2,470
Custodian and accounting fees	51,140
Registration and filing fees	9,583
Professional fees	12,858
Other	10,518

Total expenses	976,787
Less: Expense reductions	(3,891)
Fee waivers and expense reimbursements	(921,120)

Net expenses	51,776

Net investment income	4,023,056

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	1,937,213
Futures contracts	100,950

Net realized gains on investments	2,038,163
Net change in unrealized gains or losses on investments	39,931,302

Net realized and unrealized gains or losses on investments	41,969,465

Net increase in net assets resulting from operations	$ 45,992,521

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Dividends	$ 4,363,732
Income from affiliates	17,682
Securities lending	6,942
Interest	2,431

Total investment income	4,390,787

Expenses
Advisory fee	1,178,851
Administrative services fee	367,163
Transfer agent fees	13
Trustees' fees and expenses	5,483
Printing and postage expenses	4,590
Custodian and accounting fees	95,174
Registration and filing fees	1,950
Professional fees	14,822
Other	14,133

Total expenses	1,682,179
Less: Expense reductions	(6,623)
Fee waivers and expense reimbursements	(1,585,300)

Net expenses	90,256

Net investment income	4,300,531

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	5,721,922
Futures contracts	10,966

Net realized gains on investments	5,732,888
Net change in unrealized gains or losses on investments	56,942,221

Net realized and unrealized gains or losses on investments	62,675,109

Net increase in net assets resulting from operations	$ 66,975,640

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $696)	$ 6,604,097
Income from affiliates	158,040
Securities lending	4,436
Interest	2,864

Total investment income	6,769,437

Expenses
Advisory fee	850,841
Administrative services fee	265,003
Transfer agent fees	110
Trustees' fees and expenses	4,491
Printing and postage expenses	6,351
Custodian and accounting fees	71,795
Registration and filing fees	1,331
Professional fees	13,128
Other	16,691

Total expenses	1,229,741
Less: Expense reductions	(5,152)
Fee waivers and expense reimbursements	(1,159,446)

Net expenses	65,143

Net investment income	6,704,294

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	20,176,739
Futures contracts	(10,365)

Net realized gains on investments	20,166,374
Net change in unrealized gains or losses on investments	38,284,571

Net realized and unrealized gains or losses on investments	58,450,945

Net increase in net assets resulting from operations	$ 65,155,239

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income	$ 4,023,056		$ 11,655,040
Net realized gains on investments		2,038,163		87,582,669
Net change in unrealized gains or
losses on investments		39,931,302		(40,519,024)

Net increase in net assets resulting
from operations		45,992,521		58,718,685

Distributions to shareholders from
Net investment income		0		(14,693,876)
Net realized gains		0		(7,601,830)

Total distributions to shareholders		0		(22,295,706)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	0	0	1,541,078	22,295,706
Payment for shares redeemed	0	0	(25,850,711)	(375,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		0		(352,704,294)

Total increase (decrease) in net assets		45,992,521		(316,281,315)
Net assets
Beginning of period		406,581,205		722,862,520

End of period	$ 452,573,726		$ 406,581,205

Undistributed net investment income	$ 15,570,152		$ 11,547,096

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income	$ 4,300,531		$ 9,736,072
Net realized gains on investments		5,732,888		34,698,939
Net change in unrealized gains or
losses on investments		56,942,221		13,769,756

Net increase in net assets resulting
from operations		66,975,640		58,204,767

Distributions to shareholders from
Net investment income		0		(9,932,115)
Net realized gains		0		(13,321,850)

Total distributions to shareholders		0		(23,253,965)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	0	0	1,681,413	23,253,965
Payment for shares redeemed	0	0	(13,768,503)	(191,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		0		(167,746,035)

Total increase (decrease) in net assets		66,975,640		(132,795,233)
Net assets
Beginning of period		721,770,902		854,566,135

End of period	$ 788,746,542		$ 721,770,902

Undistributed net investment income	$ 13,982,211		$ 9,681,680

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006		Year Ended
	(unaudited)		May 31, 2006

Operations
Net investment income	$ 6,704,294		$ 20,888,613
Net realized gains on investments		20,166,374		143,355,595
Net change in unrealized gains or
losses on investments		38,284,571		(61,847,549)

Net increase in net assets resulting
from operations		65,155,239		102,396,659

Distributions to shareholders from
Net investment income		0		(19,211,543)
Net realized gains		0		(30,832,523)

Total distributions to shareholders		0		(50,044,066)

	Shares		Shares
Capital share transactions
Net asset value of shares issued in
reinvestment of distributions	0	0	3,290,018	50,044,066
Payment for shares redeemed	0	0	(26,386,251)	(415,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		0		(364,955,934)

Total increase (decrease) in net assets		65,155,239		(312,603,341)
Net assets
Beginning of period		505,680,644		818,283,985

End of period	$ 570,835,883		$ 505,680,644

Undistributed net investment income	$ 27,014,584		$ 20,310,290

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continue to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes which are accrued as applicable.

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to each Fund and is paid an annual fee starting at 0.32%% and declining to 0.25% as average daily net assets increase. Prior to September 22, 2006, each Fund paid EIMC an annual fee of 0.32% of each Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2006, EIMC waived its advisory fees and reimbursed other expenses as follows:

		Other
	Fees Waived	Expenses Reimbursed

Market Index Fund	$676,252	$244,868
Market Index Growth Fund	1,178,851	406,449
Market Index Value Fund	850,841	308,605

Each Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in the Funds.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 2006:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$14,119,691	$6,671,518
Market Index Growth Fund	116,444,053	109,598,659
Market Index Value Fund	88,059,469	77,412,284

At November 30, 2006, Market Index Fund had open long futures contracts outstanding as follows:

			Initial Contract	Value at	Unrealized
Expiration		Contracts	Amount	November 30, 2006	Gain (Loss)

December	2006	36 E-mini S&P 500 Futures	$2,398,391	$2,525,220	$126,829
December	2006	1 S&P 500 Futures	351,257	350,725	(532)

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At November 30, 2006, Market Index Growth Fund had open long futures contracts outstanding as follows:

			Initial Contract	Value at	Unrealized
Expiration		Contracts	Amount	November 30, 2006	Gain

December	2006	11 E-mini S&P 500 Futures	$757,316	$771,595	$14,279
December	2006	1 S&P 500 Futures	327,644	350,725	23,081

At November 30, 2006, Market Index Value Fund had open long futures contracts outstanding as follows:

			Initial Contract	Value at	Unrealized
Expiration		Contracts	Amount	November 30, 2006	Gain

December	2006	13 E-mini S&P 500 Futures	$891,057	$911,885	$20,828
December	2006	2 S&P 500 Futures	655,289	701,450	46,161

During the six months ended November 30, 2006, the Funds loaned securities to certain brokers. At November 30, 2006, the value of securities on loan and the value of collateral were as follows:

	Value of
	Securities on Loan	Value of Collateral

Market Index Fund	$3,296,761	$3,392,542
Market Index Growth Fund	8,306,660	8,422,531
Market Index Value Fund	8,561,894	8,730,676

On November 30, 2006, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$294,846,606	$168,017,524	$7,992,261	$160,025,263
Market Index Growth Fund	592,916,728	212,173,969	8,952,061	203,221,908
Market Index Value Fund	400,067,569	182,276,012	3,932,974	178,343,038

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2006, the Funds did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

The Trustees of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended November 30, 2006, the Funds had no borrowings.

9. CONCENTRATION OF RISK

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Each Fund may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Funds declared distributions from short-term and long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains

Market Index Fund	$0.0000	$2.7456
Market Index Growth Fund	0.0000	0.5910
Market Index Value Fund	0.1263	3.2208

On December 14, 2006, the Funds declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net Investment
Income

Market Index Fund	$0.3008
Market Index Growth Fund	0.1576
Market Index Value Fund	0.3845

These distributions are not reflected in the accompanying financial statements.

Market Index Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Market Index Fund

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the

Market Index Fund

ADDITIONAL INFORMATION (unaudited) continued

disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that EIMC had recently agreed to implement breakpoints in the Fund’s advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited) continued

disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that EIMC had recently agreed to implement breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited) continued

disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that EIMC had recently agreed to implement breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Norris, oversees 91 Evergreen funds. Ms. Norris oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 200863, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

Dalbar Mutual Fund Service Award 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564618 rv4 1/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564618 rv4 1/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: January 26, 2007